                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number        811-21579
                                              -----------------------

                  Nuveen Floating Rate Income Opportunity Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: July 31
                                              -------------------

                  Date of reporting period: January 31, 2008
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

                                                              Semi-Annual Report
                                                                JANUARY 31, 2008


Nuveen Investments
CLOSED-END FUNDS

                                                     NUVEEN SENIOR
                                                     INCOME FUND
                                                     NSL

                                                     NUVEEN FLOATING
                                                     RATE INCOME FUND
                                                     JFR

                                                     NUVEEN FLOATING
                                                     RATE INCOME
                                                     OPPORTUNITY FUND
                                                     JRO

         High Current Income from Portfolios of Senior Corporate Loans

                                                         NUVEEN INVESTMENTS LOGO

                             Life is complex.

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                                        e-simple.

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                                        wish.

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
    www.investordelivery.com                OR        www.nuveen.com/accountaccess
    If you received your Nuveen Fund                  If you received your Nuveen Fund
    dividends and statements from your                dividends and statements directly from
    financial advisor or brokerage                    Nuveen.
    account.

                                                         NUVEEN INVESTMENTS LOGO

Chairman's
LETTER TO SHAREHOLDERS


(TIMOTHY
   SCHWERTFEGER
   PHOTO)                 Timothy R. Schwertfeger                 Chairman of the Board

Dear Shareholder:

Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Common Share Distribution and Share Price Information, and the Performance Overview sections of this report.

With the recent volatility in the bond and stock market, many have begun to wonder which way the market is headed, and whether they need to adjust their holdings of investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I also wanted to update you on some important news about Nuveen Investments. Since the last shareholder report, a group led by Madison Dearborn Partners, LLC, completed its acquisition of Nuveen Investments. This change in corporate ownership had no impact on the investment objectives, portfolio management strategies or dividend policy of your Fund.

We are grateful that you have chosen us as a partner as you pursue your financial goals and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

Sincerely,

(TIMOTHY SCHWERFEGER SIG)

Timothy R. Schwertfeger
Chairman of the Board
March 14, 2008

Portfolio Managers' COMMENTS

NUVEEN INVESTMENTS CLOSED-END FUNDS      NSL, JFR, JRO

The Funds' investment portfolios have been managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments, since 2001. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt.

Here Gunther and Lenny talk about their management strategies and the performance of the Funds for the six-month period ended January 31, 2008.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS?

Throughout this six-month period, we continued to manage each Fund's portfolio using fundamental analysis to select senior loans that we believed offered strong asset coverage and attractive risk-adjusted return potential. We avoided the senior loans of most automotive part suppliers as well as smaller homebuilders and land developers, even though many loans in these sectors traded at discounts throughout the year. We also avoided many loans to smaller companies that were done to finance leveraged buyouts (LBO). We didn't believe that there was sufficient value in many small-company loans to compensate for potential illiquidity and volatility if earnings of the companies issuing them should become challenged.

--------------------------------------------------------------------------------
  Discussions of specific investments are for illustrative purposes only and are not intended as recommendations of individual investments. The views expressed in this commentary represent those of the portfolio managers as of the date of this report and are subject to change at any time, based on market conditions and other factors. The Funds disclaim any obligation to advise shareholders of such changes.
--------------------------------------------------------------------------------


We also focused on adding quality new-issue senior loans, which often were priced at a discount to par and were structured with strong covenant protection. We continued to avoid the vast majority of second lien loans. Similar to small-company loans, we didn't believe that second lien loans offered sufficient additional yield to compensate investors for potentially increased volatility and lower recovery rates.

Although the performance of all three portfolios suffered as a result of the broad-based sell-off in loans over this period, we believe that market dislocation provided an opportunity to buy loans in good companies with strong covenants at attractive prices.

HOW DID THE FUNDS PERFORM OVER THIS SIX-MONTH PERIOD?

The performance of the Funds, as well as the performance of a widely followed market index are presented in the accompanying table.

Total Returns on Net Asset Value*
For periods ended 1/31/08

                                                              SIX-MONTH    1-YEAR    5-YEAR
                                                              ---------    ------    -------
NSL                                                            -3.81%      -5.91%     7.87%
JFR                                                            -3.54%      -6.44%        NA
JRO                                                            -4.03%      -6.68%        NA
CSFB Leveraged Loan Index(1)                                   -1.45%      -2.11%     5.31%


--------------------------------------------------------------------------------
*Six-month returns are cumulative; returns for one-year and five-year are annualized.

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The CSFB Leveraged Loan Index is a representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. It is not possible to invest directly in an Index.
--------------------------------------------------------------------------------


For the six-months ended January 31, 2008, the cumulative return on net asset value for each Fund underperformed the CSFB Leveraged Loan Index.

The benchmark returns shows that the six-month period presented a very challenging and unforgiving market environment. The Funds' underperformance was due in part to its use of financial leverage because the cost of leverage exceeded the returns generated by the Funds' investment portfolios. Additionally, leverage tended to exacerbate the price declines suffered by the Funds' holdings. However, leverage is a strategy that had contributed to enhanced dividends and returns in the past, and we believe it retains the potential to continue to so in the future.

All three Funds experienced downside pressure across their loan portfolios as a result of the broad sell-off in loans. Given the liquidity-driven market conditions during the second half of 2007, many of the large broadly-syndicated LBO loans positions we had were under particularly heavy price pressure. There were no individual company-specific events that negatively impacted performance of any of the Funds. Rather, their performance was reflective of the loan market in general, which was influenced heavily by supply and demand factors. Default rates remained relatively low and fundamental factors remained relatively strong throughout 2007 compared to historical levels.

RECENT DEVELOPMENTS IN THE AUCTION RATE PREFERRED MARKETS

Beginning in February 2008, after the close of this reporting period, more shares for sale were submitted in the regularly scheduled auctions for the Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in auction preferred shares did not lower the credit quality of these shares, and Preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the Preferred shares. At the time this report was prepared, the Funds' managers could not predict when future auctions might succeed in attracting sufficient buyers for the shares offered. The Funds' managers are working diligently to develop mechanisms designed to improve the liquidity of the Preferred shares, or refund them, but at present there is no assurance that these efforts will succeed.

These developments do not affect the management or investment policies of the Funds. However, one implication of these auction failures for common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future common share earnings may be lower than they otherwise would have been.

For current, up-to-date information please visit the Nuveen CEF Auction Rate Preferred Resource Center, http://www.nuveen.com/ResourceCenter/AuctionRatePreferred.aspx.

Common Share
Distribution and Share Price
                                                                     INFORMATION

As noted earlier, these Funds use financial leverage to potentially enhance opportunities for additional income for common shareholders. The Funds' use of this leverage strategy continued to provide incremental income, although the extent of this benefit was reduced to some degree by short-term interest rates that remained relatively high during the earlier part of the period. This, in turn, kept the Funds' borrowing costs high. This is one reason all three Funds declared one monthly distribution decrease over the six-month period.

During certain periods, the Funds may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income
(UNII) as part of the Fund's common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's common share NAV. As of January 31, 2008, all three Funds had positive UNII balances, based upon our best estimate, for tax purposes. NSL and JFR had positive UNII balances and JRO had a negative UNII balance for financial statement purposes.

As of January 31, 2008, the Funds were trading at discounts to their common share NAVs as shown in the table below.

------------------------------------------------------------------------------------------
                                                               1/31/08           Six-Month
                                                              Discount    Average Discount
------------------------------------------------------------------------------------------
 NSL                                                            -2.72%              -5.25%
 JFR                                                            -6.72%              -7.26%
 JRO                                                            -5.24%              -6.75%
------------------------------------------------------------------------------------------

       NSL
       PERFORMANCE                     Nuveen Senior
       OVERVIEW                        Income Fund
                                              as of January 31, 2008

PORTFOLIO ALLOCATION (AS A % OF TOTAL INVESTMENTS)
     (PORTFOLIO ALLOCATION PIE CHART)

Other                                                                             0.4
Short-Term Investments                                                            8.4
Corporate Bonds                                                                   2.7
Variable Rate Senior Loan Interests                                              88.5

2007-2008 MONTHLY DIVIDENDS PER SHARE
     (MONTHLY DISTRIBUTIONS BAR CHART)

Feb                                                                             0.0585
Mar                                                                             0.0615
Apr                                                                             0.0615
May                                                                             0.0615
Jun                                                                             0.0615
Jul                                                                             0.0615
Aug                                                                             0.0615
Sep                                                                             0.0615
Oct                                                                             0.0615
Nov                                                                             0.0615
Dec                                                                             0.0580
Jan                                                                             0.0580

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE
     (SHARE PRICE CHART)

2/01/07                                                                           8.72
                                                                                  8.75
                                                                                  8.80
                                                                                  8.75
                                                                                  8.75
                                                                                  8.75
                                                                                  8.90
                                                                                  8.77
                                                                                  8.71
                                                                                  8.85
                                                                                  8.82
                                                                                  8.79
                                                                                  8.79
                                                                                  8.84
                                                                                  8.93
                                                                                  8.87
                                                                                  8.97
                                                                                  8.95
                                                                                  8.98
                                                                                  8.91
                                                                                  9.05
                                                                                  9.00
                                                                                  8.67
                                                                                  8.96
                                                                                  8.76
                                                                                  8.35
                                                                                  8.05
                                                                                  7.95
                                                                                  7.77
                                                                                  7.52
                                                                                7.8899
                                                                                  7.65
                                                                                  7.90
                                                                                  7.77
                                                                                  7.83
                                                                                  8.02
                                                                                  7.99
                                                                                  8.04
                                                                                  7.75
                                                                                  7.51
                                                                                  7.58
                                                                                  7.33
                                                                                  7.02
                                                                                  7.11
                                                                                  7.20
                                                                                  7.08
                                                                                  7.03
                                                                                  6.94
                                                                                  6.97
                                                                                  7.14
                                                                                  7.44
                                                                                  7.39
                                                                                  7.12
1/31/08                                                                           7.15


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Common Share Price                                                              $7.15
-------------------------------------------------------------------------------------
Common Share
Net Asset Value                                                                 $7.35
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                      -2.72%
-------------------------------------------------------------------------------------
Latest Dividend                                                               $0.0580
-------------------------------------------------------------------------------------
Market Yield                                                                    9.73%
-------------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                         $219,177
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 10/26/99)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                               -7.13%      -3.81%

-------------------------------------------------------------------------------------
1-Year                                                            -10.16%      -5.91%

-------------------------------------------------------------------------------------
5-Year                                                              6.52%       7.87%

-------------------------------------------------------------------------------------
Since Inception                                                     4.13%       5.24%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Media                                                                           13.1%
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                    7.5%
-------------------------------------------------------------------------------------
Health Care Providers & Services                                                 6.7%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 5.2%
-------------------------------------------------------------------------------------
Building Products                                                                4.9%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           4.1%
-------------------------------------------------------------------------------------
Chemicals                                                                        2.9%
-------------------------------------------------------------------------------------
Paper & Forest Products                                                          2.8%
-------------------------------------------------------------------------------------
Containers & Packaging                                                           2.7%
-------------------------------------------------------------------------------------
Real Estate Management & Development                                             2.7%
-------------------------------------------------------------------------------------
Metals & Mining                                                                  2.7%
-------------------------------------------------------------------------------------
Machinery                                                                        2.6%
-------------------------------------------------------------------------------------
Electric Utilities                                                               2.4%
-------------------------------------------------------------------------------------
Airlines                                                                         2.2%
-------------------------------------------------------------------------------------
IT Services                                                                      2.0%
-------------------------------------------------------------------------------------
Aerospace & Defense                                                              1.9%
-------------------------------------------------------------------------------------
Road & Rail                                                                      1.8%
-------------------------------------------------------------------------------------
Leisure Equipment & Products                                                     1.7%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       1.6%
-------------------------------------------------------------------------------------
Diversified Consumer Services                                                    1.5%
-------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                      1.5%
-------------------------------------------------------------------------------------
Insurance                                                                        1.4%
-------------------------------------------------------------------------------------
Food Products                                                                    1.4%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           8.4%
-------------------------------------------------------------------------------------
Other                                                                           14.3%
-------------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

------------------------------------------------------------------------------------
Univision Communications                                                        2.4%
------------------------------------------------------------------------------------
Norwood Promotional Products                                                    2.3%
------------------------------------------------------------------------------------
Tribune Company                                                                 2.0%
------------------------------------------------------------------------------------
Swift Transportation                                                            2.0%
------------------------------------------------------------------------------------
Building Materials Corporation of America                                       1.8%
------------------------------------------------------------------------------------


       JFR                             Nuveen Floating
       PERFORMANCE                     Rate Income
       OVERVIEW                        Fund
                                              as of January 31, 2008

PORTFOLIO ALLOCATION (AS A % OF TOTAL INVESTMENTS)
     (PORTFOLIO ALLOCATION PIE CHART)

Other                                                                             1.1
Short-Term Investments                                                            8.6
Corporate Bonds                                                                   5.7
Variable Rate Senior Loan Interests                                              84.6

2007-2008 MONTHLY DIVIDENDS PER SHARE
     (MONTHLY DISTRIBUTIONS BAR CHART)

Feb                                                                             0.0980
Mar                                                                             0.1005
Apr                                                                             0.1005
May                                                                             0.1005
Jun                                                                             0.1005
Jul                                                                             0.1005
Aug                                                                             0.1005
Sep                                                                             0.1005
Oct                                                                             0.1005
Nov                                                                             0.1005
Dec                                                                             0.0970
Jan                                                                             0.0970

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE
     (SHARE PRICE CHART)

2/01/07                                                                          14.05
                                                                                 14.23
                                                                                 14.21
                                                                                 14.18
                                                                                 14.13
                                                                                 13.85
                                                                                 14.06
                                                                                 13.99
                                                                                 14.15
                                                                                 14.07
                                                                                 14.35
                                                                                 14.40
                                                                                 14.38
                                                                                 14.36
                                                                                 14.31
                                                                                 14.37
                                                                                 14.39
                                                                                 14.52
                                                                                 14.46
                                                                                 14.29
                                                                                 14.40
                                                                                 14.59
                                                                                 14.25
                                                                                 14.36
                                                                                 13.99
                                                                                 13.17
                                                                                 12.62
                                                                                 12.60
                                                                                 12.62
                                                                                 12.05
                                                                                 12.45
                                                                                 12.40
                                                                                 12.60
                                                                                 12.40
                                                                                 12.57
                                                                                 12.61
                                                                                 12.62
                                                                                 12.67
                                                                                 12.28
                                                                                 12.35
                                                                                 12.30
                                                                                 11.82
                                                                                 11.47
                                                                                 11.40
                                                                                 11.64
                                                                                 11.70
                                                                                 11.55
                                                                                 11.30
                                                                                 11.42
                                                                                 11.80
                                                                                 11.90
                                                                                 11.44
                                                                                 11.25
1/31/08                                                                          11.24


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Common Share Price                                                             $11.24
-------------------------------------------------------------------------------------
Common Share
Net Asset Value                                                                $12.05
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                      -6.72%
-------------------------------------------------------------------------------------
Latest Dividend                                                               $0.0970
-------------------------------------------------------------------------------------
Market Yield                                                                   10.36%
-------------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                         $570,977
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/04)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                               -8.30%      -3.54%

-------------------------------------------------------------------------------------
1-Year                                                            -11.98%      -6.44%

-------------------------------------------------------------------------------------
Since Inception                                                    -0.04%       2.69%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Media                                                                           17.3%
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                    7.6%
-------------------------------------------------------------------------------------
Health Care Providers & Services                                                 6.2%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           5.3%
-------------------------------------------------------------------------------------
Chemicals                                                                        5.2%
-------------------------------------------------------------------------------------
Building Products                                                                4.5%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 4.0%
-------------------------------------------------------------------------------------
IT Services                                                                      2.8%
-------------------------------------------------------------------------------------
Real Estate Management & Development                                             2.7%
-------------------------------------------------------------------------------------
Containers & Packaging                                                           2.7%
-------------------------------------------------------------------------------------
Electric Utilities                                                               2.7%
-------------------------------------------------------------------------------------
Road & Rail                                                                      2.5%
-------------------------------------------------------------------------------------
Paper & Forest Products                                                          2.4%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       1.9%
-------------------------------------------------------------------------------------
Diversified Consumer Services                                                    1.8%
-------------------------------------------------------------------------------------
Airlines                                                                         1.5%
-------------------------------------------------------------------------------------
Insurance                                                                        1.5%
-------------------------------------------------------------------------------------
Commercial Services & Supplies                                                   1.4%
-------------------------------------------------------------------------------------
Software                                                                         1.4%
-------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders                                     1.2%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           8.6%
-------------------------------------------------------------------------------------
Other                                                                           14.8%
-------------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

------------------------------------------------------------------------------------
Univision Communications                                                        2.8%
------------------------------------------------------------------------------------
Tribune Company                                                                 2.7%
------------------------------------------------------------------------------------
Swift Transportation                                                            2.3%
------------------------------------------------------------------------------------
Intelsat Limited                                                                2.3%
------------------------------------------------------------------------------------
Graham Packaging Company, L.P.                                                  2.0%
------------------------------------------------------------------------------------


       JRO                             Nuveen Floating
       PERFORMANCE                     Rate Income
       OVERVIEW                        Opportunity Fund
                                              as of January 31, 2008

PORTFOLIO ALLOCATION (AS A % OF TOTAL INVESTMENTS)
     (PORTFOLIO ALLOCATION PIE CHART)

Other                                                                             0.1
Short-Term Investments                                                            4.8
Corporate Bonds                                                                   9.2
Variable Rate Senior Loan Interests                                              85.9

2007-2008 MONTHLY DIVIDENDS PER SHARE
     (MONTHLY DISTRIBUTIONS BAR CHART)

Feb                                                                             0.1015
Mar                                                                             0.1045
Apr                                                                             0.1045
May                                                                             0.1045
Jun                                                                             0.1045
Jul                                                                             0.1045
Aug                                                                             0.1045
Sep                                                                             0.1045
Oct                                                                             0.1045
Nov                                                                             0.1045
Dec                                                                             0.1020
Jan                                                                             0.1020

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE
     (SHARE PRICE CHART)

2/01/07                                                                          14.13
                                                                                 14.26
                                                                                 14.39
                                                                                 14.22
                                                                                 14.21
                                                                                 14.07
                                                                                 14.18
                                                                                 14.03
                                                                                 14.06
                                                                                 14.15
                                                                                 14.36
                                                                                 14.38
                                                                                 14.38
                                                                                 14.49
                                                                                 14.59
                                                                                 14.65
                                                                                 14.65
                                                                                 14.72
                                                                                 14.76
                                                                                 14.54
                                                                                 14.76
                                                                                 14.86
                                                                                 14.28
                                                                                 14.53
                                                                                 14.04
                                                                                 13.39
                                                                                 12.77
                                                                                 12.71
                                                                                 12.68
                                                                                 12.08
                                                                                 12.55
                                                                                 12.52
                                                                                 12.75
                                                                                 12.59
                                                                                 12.69
                                                                                 12.64
                                                                                 12.72
                                                                                 12.73
                                                                                 12.35
                                                                                 12.43
                                                                                 12.40
                                                                                 11.90
                                                                                 11.59
                                                                                 11.47
                                                                                 11.76
                                                                                 11.75
                                                                                 11.56
                                                                                 11.48
                                                                                 11.50
                                                                                 11.84
                                                                                 12.02
                                                                                 11.75
                                                                                 11.40
1/31/08                                                                          11.39


FUND SNAPSHOT

-------------------------------------------------------------------------------------
Common Share Price                                                             $11.39
-------------------------------------------------------------------------------------
Common Share
Net Asset Value                                                                $12.02
-------------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                      -5.24%
-------------------------------------------------------------------------------------
Latest Dividend                                                               $0.1020
-------------------------------------------------------------------------------------
Market Yield                                                                   10.75%
-------------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                         $341,558
-------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN
(Inception 7/27/04)

-------------------------------------------------------------------------------------
                                                              ON SHARE PRICE   ON NAV
-------------------------------------------------------------------------------------
6-Month (Cumulative)                                               -8.12%      -4.03%

-------------------------------------------------------------------------------------
1-Year                                                            -11.00%      -6.68%

-------------------------------------------------------------------------------------
Since Inception                                                     0.08%       2.63%

-------------------------------------------------------------------------------------

INDUSTRIES
(as a % of total investments)

-------------------------------------------------------------------------------------
Media                                                                           19.4%
-------------------------------------------------------------------------------------
Diversified Telecommunication Services                                           6.8%
-------------------------------------------------------------------------------------
Health Care Providers & Services                                                 5.8%
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                                    5.8%
-------------------------------------------------------------------------------------
Chemicals                                                                        4.5%
-------------------------------------------------------------------------------------
Building Products                                                                4.4%
-------------------------------------------------------------------------------------
Containers & Packaging                                                           3.9%
-------------------------------------------------------------------------------------
Specialty Retail                                                                 3.5%
-------------------------------------------------------------------------------------
Paper & Forest Products                                                          3.1%
-------------------------------------------------------------------------------------
Real Estate Management & Development                                             3.0%
-------------------------------------------------------------------------------------
Electric Utilities                                                               2.9%
-------------------------------------------------------------------------------------
Road & Rail                                                                      2.8%
-------------------------------------------------------------------------------------
IT Services                                                                      2.6%
-------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                      2.2%
-------------------------------------------------------------------------------------
Semiconductors & Equipment                                                       2.1%
-------------------------------------------------------------------------------------
Diversified Consumer Services                                                    1.9%
-------------------------------------------------------------------------------------
Software                                                                         1.9%
-------------------------------------------------------------------------------------
Airlines                                                                         1.8%
-------------------------------------------------------------------------------------
Household Products                                                               1.4%
-------------------------------------------------------------------------------------
Metals & Mining                                                                  1.1%
-------------------------------------------------------------------------------------
Short-Term Investments                                                           4.8%
-------------------------------------------------------------------------------------
Other                                                                           14.3%
-------------------------------------------------------------------------------------


TOP FIVE ISSUERS
(EXCLUDING SHORT-TERM INVESTMENTS)
(as a % of total investments)

------------------------------------------------------------------------------------
Intelsat Limited                                                                3.0%
------------------------------------------------------------------------------------
Cablevision Systems Corporation                                                 2.7%
------------------------------------------------------------------------------------
Tribune Company                                                                 2.7%
------------------------------------------------------------------------------------
Univision Communications                                                        2.5%
------------------------------------------------------------------------------------
Swift Transportation                                                            2.5%
------------------------------------------------------------------------------------


           SHAREHOLDER MEETING REPORT

           The annual meeting of shareholders was held in the offices of Nuveen Investments on October 12, 2007; the meeting for Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund
           (JRO) was subsequently adjourned to October 22, 2007.

                                                                   NSL             JFR             JRO
-----------------------------------------------------------------------------------------------------------
                                                                 Common and      Common and      Common and
                                                                  Preferred       Preferred       Preferred
                                                              shares voting   shares voting   shares voting
                                                                   together        together        together
                                                                 as a class      as a class      as a class
-----------------------------------------------------------------------------------------------------------
TO APPROVE A NEW INVESTMENT MANAGEMENT AGREEMENT:
  For                                                           16,151,695      22,176,193      14,162,668
  Against                                                          587,476         868,624         391,572
  Abstain                                                          361,824         781,218         388,673
  Broker Non-Votes                                               5,961,402       8,645,893       5,715,896
-----------------------------------------------------------------------------------------------------------
    Total                                                       23,062,397      32,471,928      20,658,809
-----------------------------------------------------------------------------------------------------------
TO APPROVE A NEW SUB-ADVISORY AGREEMENT BETWEEN NUVEEN ASSET
  MANAGEMENT AND SYMPHONY ASSET MANAGEMENT LLC.:
  For                                                           15,991,175      21,992,048      14,084,279
  Against                                                          649,300         976,063         407,158
  Abstain                                                          460,520         857,924         451,476
  Broker Non-Votes                                               5,961,402       8,645,893       5,715,896
-----------------------------------------------------------------------------------------------------------
    Total                                                       23,062,397      32,471,928      20,658,809
-----------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
Judith M. Stockdale
  For                                                           22,476,662      31,412,571      20,213,607
  Withhold                                                         585,735       1,059,357         445,202
-----------------------------------------------------------------------------------------------------------
    Total                                                       23,062,397      32,471,928      20,658,809
-----------------------------------------------------------------------------------------------------------
Carole E. Stone
  For                                                           22,484,364      31,411,622      20,214,232
  Withhold                                                         578,033       1,060,306         444,577
-----------------------------------------------------------------------------------------------------------
    Total                                                       23,062,397      32,471,928      20,658,809
-----------------------------------------------------------------------------------------------------------
TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
  CURRENT FISCAL YEAR:
  For                                                           22,558,389      31,437,748      20,179,079
  Against                                                          231,247         402,294         207,273
  Abstain                                                          272,761         631,886         272,457
-----------------------------------------------------------------------------------------------------------
    Total                                                       23,062,397      32,471,928      20,658,809
-----------------------------------------------------------------------------------------------------------

         NSL
          Nuveen Senior Income Fund
          Portfolio of INVESTMENTS
                                               January 31, 2008 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)     RATINGS (3)              VALUE
---------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS - 152.8% (88.5% OF TOTAL INVESTMENTS) (4)
               AEROSPACE & DEFENSE - 3.3% (1.9% OF TOTAL INVESTMENTS)
 $      669    DAE Aviation Holdings, Inc., Asset Sale                7.750%          7/31/09              BB-     $      668,638
        756    DAE Aviation Holdings, Inc., Term Loan B-1             7.848%          7/31/14              BB-            753,212
        572    DAE Aviation Holdings, Inc., Term Loan B-2             6.990%          7/31/13              BB-            570,255
      2,502    Midwestern Aircraft, Term Loan B                       5.676%         12/30/11             BBB-          2,486,615
      2,385    Vought Aircraft Industries, Inc., Term Loan            7.340%         12/22/11              Ba3          2,258,029
        545    Vought Aircraft Industries, Inc., Tranche B,           7.100%         12/22/10              Ba3            516,364
                Letter of Credit
---------------------------------------------------------------------------------------------------------------------------------
      7,429    Total Aerospace & Defense                                                                                7,253,113
---------------------------------------------------------------------------------------------------------------------------------
               AIRLINES - 3.8% (2.2% OF TOTAL INVESTMENTS)
      2,000    Delta Air Lines, Inc., Credit Linked Deposit           6.719%          4/30/12              Ba2          1,845,833
      1,990    Delta Air Lines, Inc., Term Loan                       8.082%          4/30/14                B          1,811,729
      1,980    Northwest Airlines, Inc., DIP Term Loan                5.990%          8/21/13               BB          1,815,001
      3,156    United Air Lines, Inc., Term Loan B                    6.784%          2/01/14              BB-          2,851,050
---------------------------------------------------------------------------------------------------------------------------------
      9,126    Total Airlines                                                                                           8,323,613
---------------------------------------------------------------------------------------------------------------------------------
               AUTO COMPONENTS - 1.9% (1.1% OF TOTAL INVESTMENTS)
        459    Gen Tek Inc., Additional Term Loan B                   6.990%          2/28/11              BB-            447,109
      1,707    Gen Tek Inc., Term Loan B                              6.440%          2/28/11              BB-          1,662,536
      2,000    Goodyear Tire & Rubber Company, Term Loan              6.430%          4/30/14              Ba1          1,832,500
      1,301    Metalforming Technologies, Inc., Term Loan A, (5)      0.000%          9/30/07              N/R            247,278
                (6)
        506    Metalforming Technologies, Inc., Term Loan B,          0.000%          9/30/07              N/R             96,169
                (PIK) (5) (6)
---------------------------------------------------------------------------------------------------------------------------------
      5,973    Total Auto Components                                                                                    4,285,592
---------------------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 7.8% (4.5% OF TOTAL INVESTMENTS)
        877    Atrium Companies, Inc., Term Loan                      7.465%          5/31/12              BB-            787,262
      5,970    Building Materials Corporation of America, Term        6.688%          2/22/14               BB          4,844,289
                Loan, DD1
      2,000    Building Materials Corporation of America, Term        9.563%          9/15/14             Caa1          1,373,333
                Loan, Second Lien
      2,438    Euramax Holdings, Inc., Term Loan                      7.063%          6/29/12               B1          2,100,604
      1,935    Nortek, Inc., Term Loan B                              5.534%          8/27/11              Ba2          1,789,875
      2,429    Stile Acquisition Corporation, Canadian Term Loan      5.649%          4/05/13              BB-          2,103,174
      2,433    Stile Acquisition Corporation, Term Loan B             5.651%          4/05/13              BB-          2,106,757
      1,975    TFS Acquisition, Term Loan                             8.330%          8/11/13               B+          1,896,000
---------------------------------------------------------------------------------------------------------------------------------
     20,057    Total Building Products                                                                                 17,001,294
---------------------------------------------------------------------------------------------------------------------------------
               CAPITAL MARKETS - 0.6% (0.4% OF TOTAL INVESTMENTS)
      1,534    Ameritrade Holdings Corporation, Term Loan B           4.770%         12/31/12              Ba1          1,472,635
---------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 5.0% (2.9% OF TOTAL INVESTMENTS)
        400    Celanese Holdings LLC, Credit Linked Deposit           4.600%          4/02/14              BB+            377,389
      1,588    Celanese Holdings LLC, Term Loan                       6.479%          4/02/14              BB+          1,498,234
      2,963    Hexion Specialty Chemicals, Inc., Term Loan C-4        7.188%          5/05/13              Ba3          2,790,099
        716    Huntsman International LLC, Term Loan                  5.035%          4/19/14              BB+            679,796
      1,990    ISP Chemco, Inc., Term Loan                            6.683%          6/04/14              BB-          1,856,919
      1,940    Rockwood Specialties Group, Inc., Term Loan E          4.744%          7/30/12              BB+          1,846,907
      2,000    Univar, Inc., Term Loan                                7.887%         10/10/14               B+          1,945,000
---------------------------------------------------------------------------------------------------------------------------------
     11,597    Total Chemicals                                                                                         10,994,344
---------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 1.8% (1.0% OF TOTAL INVESTMENTS)
      1,845    Acco Brands Corporation, Term Loan B                   6.382%          8/17/12              Ba1          1,725,075
        393    Allied Waste North America, Inc., Letter of            6.000%          3/28/14             BBB-            368,840
                Credit
        653    Allied Waste North America, Inc., Term Loan B          5.888%          3/28/14             BBB-            613,373
        796    Rental Services Corporation, Term Loan                 8.150%         11/27/13               B-            687,076
        665    Workflow Holdings Corporation, Term Loan               7.751%         11/30/11              BB-            565,211
---------------------------------------------------------------------------------------------------------------------------------
      4,352    Total Commercial Services & Supplies                                                                     3,959,575
---------------------------------------------------------------------------------------------------------------------------------

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)     RATINGS (3)              VALUE
---------------------------------------------------------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT - 0.7% (0.4% OF TOTAL INVESTMENTS)
 $    2,000    IPC Systems, Inc., Term Loan, Second Lien, WI/DD          TBD              TBD               B3     $    1,555,000
---------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 4.7% (2.7% OF TOTAL INVESTMENTS)
        454    Bluegrass Container Company LLC, Delayed Term          6.566%          6/30/13               BB            441,706
                Loan
        485    Bluegrass Container Company LLC, Delayed Term          8.396%         12/31/13                B            483,030
                Loan
      1,515    Bluegrass Container Company LLC, Term Loan             8.396%         12/31/13                B          1,509,470
      1,516    Bluegrass Container Company LLC, Term Loan B           6.678%          6/30/13               BB          1,476,229
      5,480    Graham Packaging Company, L.P., Term Loan              7.253%         10/07/11               B+          5,095,987
        437    Smurfit-Stone Container Corporation,                   6.700%         11/01/10               BB            418,214
                Deposit-Funded Commitment
        283    Smurfit-Stone Container Corporation, Term Loan B       7.058%         11/01/11               BB            270,634
        472    Smurfit-Stone Container Corporation, Term Loan C       7.023%         11/01/11               BB            452,101
        169    Smurfit-Stone Container Corporation, Term Loan         6.688%         11/01/11               BB            161,712
                C-1
---------------------------------------------------------------------------------------------------------------------------------
     10,811    Total Containers & Packaging                                                                            10,309,083
---------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES - 2.6% (1.5% OF TOTAL INVESTMENTS)
      3,990    Cengage Learning Acquisitions, Inc., Term Loan         6.205%          7/05/14               B+          3,602,084
      2,273    West Corporation, Term Loan                            5.854%         10/24/13              BB-          2,103,117
---------------------------------------------------------------------------------------------------------------------------------
      6,263    Total Diversified Consumer Services                                                                      5,705,201
---------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 7.1% (4.1% OF TOTAL INVESTMENTS)
      1,995    Alltel Communications, Inc., Term Loan B3              6.773%          5/18/15              BB-          1,822,100
      1,985    Crown Castle Operating Company, Term Loan              6.330%          1/26/14              BB+          1,841,796
      2,000    Intelsat, Term Loan                                    7.131%          2/01/14                B          1,959,166
      1,950    Intelsat, Tranche B, Term Loan                         6.350%          7/01/13               BB          1,831,343
        995    Intelsat, Tranche B-2, Term Loan                       6.600%         12/03/13               BB            871,303
      2,267    Level 3 Financing, Inc., Term Loan                     6.611%          3/13/14               B+          2,102,333
      5,000    Qwest Corporation, Term Loan B                         6.950%          6/30/10             BBB-          5,104,168
      5,000    WCI Capital Corporation, Term Loan B, (5) (6)          0.000%          9/30/07              N/R             52,083
---------------------------------------------------------------------------------------------------------------------------------
     21,192    Total Diversified Telecommunication Services                                                            15,584,292
---------------------------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 4.1% (2.4% OF TOTAL INVESTMENTS)
        665    Astoria Generating Company, Term Loan                  6.911%          2/23/13              BB-            636,936
      4,243    Calpine Corporation, DIP Term Loan                     7.080%          3/29/09              N/R          3,797,517
        556    Calpine Corporation, DIP Revolver, (7) (8)             1.513%          3/29/09              N/R            (33,333)
      2,993    TXU Corporation, Term Loan B-2                         8.396%         10/10/14              Ba3          2,759,561
      1,995    TXU Corporation, Term Loan B-3                         8.396%         10/10/14              Ba3          1,846,282
---------------------------------------------------------------------------------------------------------------------------------
     10,452    Total Electric Utilities                                                                                 9,006,963
---------------------------------------------------------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 1.9% (1.1% OF TOTAL INVESTMENTS)
      3,000    Allison Transmission Holdings, Inc., Term Loan,           TBD              TBD              BB-          2,638,392
                WI/DD
      1,496    Sensus Metering Systems, Inc., Term Loan B-1           6.672%         12/17/10               BB          1,428,348
         97    Sensus Metering Systems, Inc., Term Loan B-2           6.878%         12/17/10               BB             92,801
---------------------------------------------------------------------------------------------------------------------------------
      4,593    Total Electrical Equipment                                                                               4,159,541
---------------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      1,970    Sensata Technologies B.V., Term Loan                   5.056%          4/27/13               BB          1,775,814
---------------------------------------------------------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 1.0% (0.6% OF TOTAL INVESTMENTS)
      2,471    Dresser-Rand Group, Inc., Term Loan                    7.409%          5/04/14               B+          2,220,836
---------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 2.4% (1.4% OF TOTAL INVESTMENTS)
        465    Dole Food Company, Inc., Deposit-Funded                6.377%          4/12/13              BB-            424,884
                Commitment
      1,028    Dole Food Company, Inc., Term Loan B                   6.703%          4/12/13              BB-            939,259
      3,427    Dole Food Company, Inc., Term Loan C                   6.552%          4/12/13              BB-          3,130,862
        772    Michael Foods, Inc., Term Loan B                       6.849%         11/21/10              BB-            757,484
---------------------------------------------------------------------------------------------------------------------------------
      5,692    Total Food Products                                                                                      5,252,489
---------------------------------------------------------------------------------------------------------------------------------
               GAS UTILITIES - 0.9% (0.5% OF TOTAL INVESTMENTS)
      2,000    Energy Transfer Partners LP, Term Loan                 6.648%          2/08/12             BBB-          1,939,500
---------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 0.9% (0.5% OF TOTAL INVESTMENTS)
        990    Symbion, Inc., Term Loan A                             6.505%          8/01/13              Ba3            933,841
        990    Symbion, Inc., Term Loan B                             6.505%          8/01/14              Ba3            933,841
---------------------------------------------------------------------------------------------------------------------------------
      1,980    Total Health Care Equipment & Supplies                                                                   1,867,682
---------------------------------------------------------------------------------------------------------------------------------

         NSL
        Nuveen Senior Income Fund (continued)
        Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)     RATINGS (3)              VALUE
---------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES - 11.6% (6.7% OF TOTAL INVESTMENTS)
 $    2,000    Community Health Systems Inc., Term Loan, WI/DD           TBD              TBD               BB     $    1,850,770
      3,292    DaVita Inc., Term Loan B-1                             5.568%         10/05/12              BB+          3,128,809
      1,980    HCA, Inc., Term Loan                                   7.080%         11/18/13               BB          1,834,439
      3,985    Health Management Associates, Inc., Term Loan,         6.559%          2/28/14              Ba2          3,516,264
                DD1
        842    HealthSouth Corporation, Term Loan                     6.915%          3/10/13              BB-            789,121
        464    IASIS Healthcare LLC, Delayed Term Loan, (7)           5.552%          3/14/14              Ba2            303,423
        124    IASIS Healthcare LLC, Letter of Credit                 3.213%          3/14/14              Ba2            113,072
      1,347    IASIS Healthcare LLC, Term Loan                        5.248%          3/14/14              Ba2          1,231,656
      3,910    LifeCare, Term Loan B                                  9.080%          8/11/12               B2          3,431,019
      2,143    Psychiatric Solutions, Inc., Term Loan B               6.173%         12/03/12              BB-          2,068,105
      2,918    Select Medical Corporation, Term Loan                  6.993%          2/24/12              Ba2          2,725,432
      4,859    Vanguard Health Holding Company II LLC,                5.521%          9/23/11              Ba3          4,513,063
                Replacement
---------------------------------------------------------------------------------------------------------------------------------
     27,864    Total Health Care Providers & Services                                                                  25,505,173
---------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 13.0% (7.5% OF TOTAL INVESTMENTS)
      4,913    24 Hour Fitness Worldwide, Inc., Term Loan B           6.949%          6/08/12              Ba3          4,470,375
      1,775    Ameristar Casinos, Inc., Term Loan B                   7.428%         11/10/12              BB+          1,752,391
        774    CBRL Group, Inc., Term Loan B-1                        6.400%          4/28/13               BB            729,106
         93    CBRL Group, Inc., Term Loan B-2                        6.393%          4/28/13               BB             88,279
      3,900    CCM Merger, Inc., Term Loan B                          6.901%          7/13/12              BB-          3,646,532
      1,970    Cedar Fair LP, Term Loan                               5.271%          8/30/12               BB          1,847,737
        353    Isle of Capri Casinos, Inc., Delayed Term Loan A       5.035%          7/26/14              BB+            310,588
        468    Isle of Capri Casinos, Inc., Delayed Term Loan B       6.580%          7/26/14              BB+            412,047
      1,171    Isle of Capri Casinos, Inc., Term Loan                 6.580%          7/26/14              BB+          1,030,118
         71    OSI Restaurant Partners LLC, Revolver                  4.878%          6/14/13              BB-             60,212
        893    OSI Restaurant Partners LLC, Term Loan                 5.563%          6/14/14              BB-            755,837
      3,910    Penn National Gaming, Inc., Term Loan B                5.656%         10/03/12             BBB-          3,827,890
      1,000    QCE LLC, Term Loan                                    10.580%         11/05/13              N/R            866,667
        124    Seminole Gaming, Delayed Term Loan B-1                 6.505%          3/05/14              BBB            120,329
        424    Seminole Gaming, Delayed Term Loan B-2                 6.688%          3/05/14              BBB            410,444
        433    Seminole Gaming, Delayed Term Loan B-3                 5.563%          3/05/14              BBB            419,661
        995    Travelport LLC, Delayed Term Loan                      7.080%          8/23/13              BB-            908,871
        268    Travelport LLC, Letter of Credit                       7.080%          8/23/13              BB-            247,549
      1,334    Travelport LLC, Term Loan                              7.080%          8/23/13              BB-          1,233,733
        800    Venetian Casino Resort LLC (Las Vegas Sands,           0.750%          5/23/14               BB            (89,250)
                Inc.) Delayed Term Loan, (7) (8)
      3,184    Venetian Casino Resort LLC, Term Loan                  6.580%          5/23/14               BB          2,828,785
      2,629    Wintergames Holdings, Term Loan                        6.609%          4/24/08              N/R          2,586,381
---------------------------------------------------------------------------------------------------------------------------------
     31,482    Total Hotels, Restaurants & Leisure                                                                     28,464,282
---------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 2.1% (1.2% OF TOTAL INVESTMENTS)
      4,444    Shea Homes, Inc., Term Loan                            6.830%         10/27/11              N/R          3,610,547
        998    William Carter Company, Term Loan B                    4.751%          7/14/12             BBB-            961,516
---------------------------------------------------------------------------------------------------------------------------------
      5,442    Total Household Durables                                                                                 4,572,063
---------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 1.9% (1.1% OF TOTAL INVESTMENTS)
      1,691    Prestige Brands, Inc., Term Loan B                     6.978%          4/06/11              BB-          1,643,838
      2,516    Solo Cup Company, Term Loan                            8.409%          2/27/11               B1          2,441,999
---------------------------------------------------------------------------------------------------------------------------------
      4,207    Total Household Products                                                                                 4,085,837
---------------------------------------------------------------------------------------------------------------------------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.7% (1.0% OF TOTAL INVESTMENTS)
        329    Covanta Energy Corporation, Synthetic Letter of        6.203%          2/09/14               BB            310,263
                Credit
        666    Covanta Energy Corporation, Term Loan B                6.575%          2/09/14               BB            628,328
        966    NRG Energy, Inc., Credit Linked Deposit                6.480%          2/01/13              Ba1            890,156
      2,093    NRG Energy, Inc., Term Loan                            6.580%          2/01/13              Ba1          1,928,014
---------------------------------------------------------------------------------------------------------------------------------
      4,054    Total Independent Power Producers & Energy                                                               3,756,761
                Traders
---------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 2.4% (1.4% OF TOTAL INVESTMENTS)
      5,918    Conseco, Inc., Term Loan                               5.271%         10/10/13              Ba3          5,360,493
---------------------------------------------------------------------------------------------------------------------------------
               IT SERVICES - 3.4% (2.0% OF TOTAL INVESTMENTS)
      2,993    First Data Corporation, Term Loan B-1                  7.630%          9/24/14              BB-          2,709,914
      5,093    SunGard Data Systems, Inc., Term Loan B                6.898%          2/28/14               BB          4,732,616
---------------------------------------------------------------------------------------------------------------------------------
      8,086    Total IT Services                                                                                        7,442,530
---------------------------------------------------------------------------------------------------------------------------------

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)     RATINGS (3)              VALUE
---------------------------------------------------------------------------------------------------------------------------------
               LEISURE EQUIPMENT & PRODUCTS - 2.9% (1.7% OF TOTAL INVESTMENTS)
 $    2,734    Bombardier Recreational Products, Inc., Term Loan      6.430%          6/28/13               B+     $    2,595,191
      3,686    Wimar OpCo LLC, Term Loan                              9.250%          1/03/12               B2          3,654,386
---------------------------------------------------------------------------------------------------------------------------------
      6,420    Total Leisure Equipment & Products                                                                       6,249,577
---------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 4.5% (2.6% OF TOTAL INVESTMENTS)
      1,990    Maxim Crane Works, LP, Term Loan                       6.600%          6/29/14              BB-          1,800,950
      1,156    Navistar International Corporation, Synthetic          5.066%          1/19/12              BB-          1,049,630
                Letter of Credit
      3,178    Navistar International Corporation, Term Loan          6.501%          1/19/12              BB-          2,886,482
      1,975    Oshkosh Truck Corporation, Term Loan                   6.900%         12/06/13             BBB-          1,834,505
        557    Rexnord Corporation, Incremental Term Loan             7.401%          7/19/13              Ba2            535,695
      1,869    Rexnord Corporation, Term Loan                         6.427%          7/19/13              Ba2          1,797,214
---------------------------------------------------------------------------------------------------------------------------------
     10,725    Total Machinery                                                                                          9,904,476
---------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 21.6% (12.5% OF TOTAL INVESTMENTS)
      4,500    American Media Operations, Inc., Term Loan             8.250%          1/13/13               B1          4,230,000
      1,778    Carmike Cinemas, Inc., Term Loan                       8.650%          5/19/12               B1          1,662,142
      1,985    Cequel Communications LLC, Term Loan B                 6.668%         11/05/13              BB-          1,735,973
      1,000    Charter Communications Operating Holdings LLC,         7.343%          3/06/14               B+            771,667
                Holdco Term Loan
      1,300    Charter Communications Operating Holdings LLC,         5.260%          3/06/14               B+          1,138,125
                Term Loan
      1,950    CSC Holdings, Inc., Term Loan                          6.896%          3/29/13               BB          1,798,875
      2,985    Discovery Communications Holdings LLC, Term Loan       6.830%          5/14/14              N/R          2,843,213
      2,970    Idearc, Inc., Term Loan                                6.830%         11/17/14             BBB-          2,714,850
      2,940    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B         8.108%          4/08/12              N/R          2,627,381
      4,938    Neilsen Finance LLC, Term Loan                         6.964%          8/09/13              Ba3          4,576,802
      1,898    Philadelphia Newspapers, Term Loan                     7.920%          6/29/13              N/R          1,689,075
      2,567    Regal Cinemas Corporation, Term Loan                   6.330%         10/27/13              Ba2          2,382,784
      6,965    Tribune Company, Term Loan B                           7.910%          6/04/14              BB-          5,252,481
      1,867    Tribune Company, Term Loan X                           7.396%          6/04/09              BB-          1,748,251
        268    Univision Communications, Inc., Delayed Term           1.000%          9/29/14              Ba3            (46,952)
                Loan, (7) (8)
      2,000    Univision Communications, Inc., Term Loan              5.771%          3/29/09               B3          1,893,750
      7,732    Univision Communications, Inc., Term Loan, Second      5.495%          9/29/14              Ba3          6,379,328
                Lien
        427    Valassis Communications, Inc. Delayed Draw Term,       1.000%          3/02/14               BB            (44,800)
                (7) (8)
      1,362    Valassis Communications, Inc. Tranche B, Term          6.580%          3/02/14               BB          1,218,572
                Loan
      2,874    WMG Acquisition Corporation, Term Loan                 6.727%          2/28/11              Ba2          2,694,488
---------------------------------------------------------------------------------------------------------------------------------
     54,306    Total Media                                                                                             47,266,005
---------------------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 4.6% (2.7% OF TOTAL INVESTMENTS)
      1,980    Aleris International, Inc., Term Loan                  6.000%         12/19/13              BB-          1,661,551
      1,862    Amsted Industries, Inc., Delayed Draw Term Loan        6.356%          4/08/13               BB          1,810,741
      2,561    Amsted Industries, Inc., Term Loan                     6.383%          4/08/13               BB          2,480,813
      1,990    Edgen Murray II LP, Term Loan                          7.807%          5/11/14                B          1,781,050
      2,797    John Maneely Company, Term Loan, DD1                   7.767%         12/08/13               B+          2,403,525
---------------------------------------------------------------------------------------------------------------------------------
     11,190    Total Metals & Mining                                                                                   10,137,680
---------------------------------------------------------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS - 2.6% (1.5% OF TOTAL INVESTMENTS)
        550    Big West Oil LLC, Delayed Draw Term Loan, (7) (8)      1.500%          5/15/14               BB            (27,500)
        445    Big West Oil LLC, Term Loan                            5.500%          5/15/14               BB            422,750
        301    Coffeyville Resources LLC, Credit Linked Deposit       7.379%         12/28/10              BB-            288,198
        978    Coffeyville Resources LLC, Term Loan D                 7.479%         12/28/13              BB-            937,564
        774    Targa Resources, Inc., Synthetic Letter of Credit      6.955%         10/31/12              Ba3            743,613
      1,380    Targa Resources, Inc., Term Loan B                     6.903%         10/31/12              Ba3          1,325,304
      2,000    Venoco Inc., Term Loan                                 8.938%          9/20/11                B          1,910,000
---------------------------------------------------------------------------------------------------------------------------------
      6,428    Total Oil, Gas & Consumable Fuels                                                                        5,599,929
---------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 4.0% (2.3% OF TOTAL INVESTMENTS)
      3,920    Georgia-Pacific Corporation, Term Loan B               6.866%         12/21/12              BB+          3,628,450
      1,543    Georgia-Pacific Corporation, Term Loan B-2             6.836%         12/24/12              BB+          1,428,081
      3,990    Wilton Products, Term Loan                             8.138%         11/16/14              N/R          3,710,700
---------------------------------------------------------------------------------------------------------------------------------
      9,453    Total Paper & Forest Products                                                                            8,767,231
---------------------------------------------------------------------------------------------------------------------------------

         NSL
        Nuveen Senior Income Fund (continued)
        Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)     RATINGS (3)              VALUE
---------------------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS - 0.9% (0.5% OF TOTAL INVESTMENTS)
 $      858    Stiefel Laboratories, Inc., Delayed Term Loan          6.693%         12/28/13              BB-     $      823,782
      1,122    Stiefel Laboratories, Inc., Term Loan                  6.693%         12/28/13              BB-          1,077,018
---------------------------------------------------------------------------------------------------------------------------------
      1,980    Total Pharmaceuticals                                                                                    1,900,800
---------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUST - 1.3% (0.7% OF TOTAL INVESTMENTS)
      3,571    LandSource Holding Company LLC, Term Loan              7.761%          2/27/13              N/R          2,787,695
---------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.6% (2.7% OF TOTAL INVESTMENTS)
      3,721    Capital Automotive LP, Term Loan                       6.390%         12/15/10              BB+          3,566,291
      3,500    LNR Property Corporation, Term Loan B                  7.630%          7/12/11               BB          3,237,500
      3,980    Realogy Corporation Delayed Draw Term Loan             7.505%         10/01/13              BB-          3,355,659
---------------------------------------------------------------------------------------------------------------------------------
     11,201    Total Real Estate Management & Development                                                              10,159,450
---------------------------------------------------------------------------------------------------------------------------------
               ROAD & RAIL - 3.1% (1.8% OF TOTAL INVESTMENTS)
      8,837    Swift Transportation Company, Inc., Term Loan          8.188%          5/10/14              BB-          6,857,127
---------------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 0.8% (0.5% OF TOTAL INVESTMENTS)
      1,980    Freescale Semiconductor, Inc., Term Loan               6.381%         11/29/13              Ba1          1,686,713
---------------------------------------------------------------------------------------------------------------------------------
               SOFTWARE - 1.2% (0.7% OF TOTAL INVESTMENTS)
      2,780    Dealer Computer Services, Inc., Term Loan              6.843%         10/26/12               BB          2,557,207
---------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL - 9.0% (5.2% OF TOTAL INVESTMENTS)
        708    Blockbuster, Inc., Tranche A, Term Loan                8.894%          8/20/09                B            666,978
      1,240    Blockbuster, Inc., Tranche B, Term Loan                9.212%          8/20/11                B          1,157,796
        970    Burlington Coat Factory Warehouse Corporation,         7.320%          5/28/13               B2            837,114
                Term Loan
        988    CSK Automotive, Term Loan                             11.625%          7/29/10              Ba3            854,241
      3,878    Michaels Stores, Inc., Term Loan                       7.583%         10/31/13                B          3,329,364
      1,122    Micro Warehouse, Inc., Term Loan B, (5) (6) (9)        0.000%          1/30/07              N/R            165,826
      3,905    Norwood Promotional Products, Inc., Term Loan A        9.500%          8/17/09              N/R          3,885,543
      6,220    Norwood Promotional Products, Inc., Term Loan B        6.000%          8/17/11              N/R          4,198,463
        988    Sally Holdings LLC, Term Loan                          7.520%         11/16/13              BB-            935,127
      4,000    TRU 2005 RE Holding Co I LLC, Term Loan                7.613%         12/08/08               B3          3,762,500
---------------------------------------------------------------------------------------------------------------------------------
     24,019    Total Specialty Retail                                                                                  19,792,952
---------------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 0.9% (0.5% OF TOTAL INVESTMENTS)
      2,001    Visant Holding Corporation, Term Loan C                6.718%          7/29/10              Ba1          1,964,180
---------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 1.7% (1.0% OF TOTAL INVESTMENTS)
      1,980    Ashtead Group Public Limited Company, Term Loan        6.688%          8/31/11              BB+          1,871,100
        393    Brenntag Holdings GMBH & Co. KG, Acquisition           5.794%          1/20/14               B+            363,926
                Facility
      1,607    Brenntag Holdings GMBH & Co. KG, Facility B2           5.794%          1/20/14               B+          1,489,407
---------------------------------------------------------------------------------------------------------------------------------
      3,980    Total Trading Companies & Distributors                                                                   3,724,433
---------------------------------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.7% (1.0% OF TOTAL INVESTMENTS)
      4,000    Asurion Corporation, Term Loan                         7.878%          7/03/14              N/R          3,650,000
---------------------------------------------------------------------------------------------------------------------------------
 $  379,416    TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (COST                                                        334,859,161
                $373,242,305)
=================================================================================================================================

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON       MATURITY    RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 4.5% (2.7% OF TOTAL INVESTMENTS)
               MEDIA - 0.9% (0.6% OF TOTAL INVESTMENTS)
 $    2,000    Cablevision Systems Corporation, Floating Rate          7.541%       4/01/09            B+      $    2,010,000
                Note, 144A
-----------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 0.9% (0.5% OF TOTAL INVESTMENTS)
      2,000    Verso Paper Holdings LLC., Floating Rate Note,          6.862%       8/01/14            B+           1,910,000
                3.750% plus three-month LIBOR
-----------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 1.9% (1.1% OF TOTAL INVESTMENTS)
        100    Avago Technologies Finance Pte. Ltd., Floating          8.612%       6/01/13           BB-             101,125
                Rate Note, 5.500% plus three-month LIBOR
      5,000    NXP BV, Floating Rate Note, 2.750% Plus                 5.862%      10/15/13           BB-           4,168,750
                three-month LIBOR
-----------------------------------------------------------------------------------------------------------------------------
      5,100    Total Semiconductors & Equipment                                                                     4,269,875
-----------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON       MATURITY    RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 0.8% (0.5% OF TOTAL INVESTMENTS)
 $    2,000    HanesBrands Inc., Floating Rate Note, 3.375%            6.416%      12/15/14            B2      $    1,820,000
                plus six-month LIBOR
-----------------------------------------------------------------------------------------------------------------------------
 $   11,100    TOTAL CORPORATE BONDS (COST $11,100,000)                                                            10,009,875
=============================================================================================================================

    SHARES   DESCRIPTION (1)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------
             COMMON STOCKS - 0.6% (0.4% OF TOTAL INVESTMENTS)
             AUTO COMPONENTS - 0.0% (0.0% OF TOTAL INVESTMENTS)
       511   Gen Tek Inc., (6)                                         14,180
   279,642   Metalforming Technologies Inc., (5) (6) (9)                   --
------------------------------------------------------------------------------------------------------------------------------
             Total Auto Components                                     14,180
             -----------------------------------------------------------------------------------------------------------------
             BUILDING PRODUCTS - 0.6% (0.4% OF TOTAL INVESTMENTS)
    35,644   Armstrong World Industries Inc., (6)                   1,308,491
------------------------------------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCKS (COST $1,393,369)                  1,322,671
             =================================================================================================================

    SHARES   DESCRIPTION (1)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------
             WARRANTS - 0.1% (0.0% OF TOTAL INVESTMENTS)
       545   Gen Tek Inc., Warrant Class B                                                                      $       12,540
       268   Gen Tek Inc., Warrant Class C                                                                               7,745
     5,672   Reliant Energy Inc., Warrant Class A                                                                      113,440
------------------------------------------------------------------------------------------------------------------------------
             TOTAL WARRANTS (COST $40,254)                                                                             133,725
             =================================================================================================================

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON        MATURITY                              VALUE
-------------------------------------------------------------------------------------------------------------------------------
               SHORT-TERM INVESTMENTS - 14.6% (8.4% OF TOTAL INVESTMENTS)
 $   31,908    Repurchase Agreement with Fixed Income Clearing        1.550%         2/01/08                     $   31,907,813
                Corporation, dated 1/31/08, repurchase price
                $31,909,187, collateralized by $4,870,000 U.S.
                Treasury Notes, 4.750%, due 11/15/08, value
                $5,016,100, $26,700,000 U.S. Treasury Notes,
                3.875%, due 5/15/09, value $27,534,375
 ==========    ----------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $31,907,813)                                                       31,907,813
               ================================================================================================================
               TOTAL INVESTMENTS (COST $417,683,741) - 172.6%                                                       378,233,245
               ================================================================================================================
               BORROWINGS - (47.0)% (10)                                                                           (103,000,000)
               ================================================================================================================
               OTHER ASSETS LESS LIABILITIES - (4.6)%                                                               (10,056,049)
               ================================================================================================================
               PREFERRED SHARES, AT LIQUIDATION VALUE - (21.0)%                                                     (46,000,000)
                (10)
               ================================================================================================================
               NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                     $  219,177,196
               ================================================================================================================

         NSL
        Nuveen Senior Income Fund (continued)
        Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
        (3)      Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's
                 Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
        (4)      Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
                 Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
                 Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
        (5)      At or subsequent to January 31, 2008, this issue was under the protection of the Federal
                 Bankruptcy Court.
        (6)      Non-income producing. Non-income producing, in the case of a Senior Loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
        (7)      Position or portion of position represents an unfunded Senior Loan commitment outstanding at January 31, 2008.
        (8)      Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2008.
        (9)      Investment valued of fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
       (10)      Borrowings and Preferred Shares, at Liquidation Value as a percentage of total investments are (27.2)% and (12.2)%, respectively.
        N/R      Not rated.
        DD1      Portion of investment purchased on a delayed delivery basis.
      WI/DD      Purchased on a when-issued or delayed delivery basis.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
        PIK      In lieu of cash payment, interest accrued on "Payment in Kind" investment increases principal outstanding.
        TBD      Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

                                 See accompanying notes to financial statements.

         JFR
          Nuveen Floating Rate Income Fund
          Portfolio of INVESTMENTS
                                               January 31, 2008 (Unaudited)

                                                                      WEIGHTED
   PRINCIPAL                                                           AVERAGE
AMOUNT (000)      DESCRIPTION (1)                                       COUPON      MATURITY (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  VARIABLE RATE SENIOR LOAN INTERESTS - 144.6% (84.6% OF TOTAL INVESTMENTS) (4)
                  AEROSPACE & DEFENSE - 1.7% (1.0% OF TOTAL INVESTMENTS)
 $    5,004       Midwestern Aircraft, Term Loan B                      5.676%          12/30/11            BBB-     $    4,973,231
      2,300       Transdigm, Inc., Term Loan B                          6.858%           6/23/13             BB-          2,216,625
      2,385       Vought Aircraft Industries, Inc., Term Loan           7.340%          12/22/11             Ba3          2,258,029
        545       Vought Aircraft Industries, Inc., Tranche B,          7.100%          12/22/10             Ba3            516,364
                   Letter of Credit
-----------------------------------------------------------------------------------------------------------------------------------
     10,234       Total Aerospace & Defense                                                                               9,964,249
-----------------------------------------------------------------------------------------------------------------------------------
                  AIRLINES - 2.7% (1.5% OF TOTAL INVESTMENTS)
      2,504       ACTS Aero Technical Support & Services, Inc.,         7.305%          10/01/14             N/R          2,351,862
                   Term Loan
      7,920       Northwest Airlines, Inc., DIP Term Loan               5.990%           8/21/13              BB          7,260,003
      6,240       United Air Lines, Inc., Term Loan B                   6.784%           2/01/14             BB-          5,637,303
-----------------------------------------------------------------------------------------------------------------------------------
     16,664       Total Airlines                                                                                         15,249,168
-----------------------------------------------------------------------------------------------------------------------------------
                  AUTO COMPONENTS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      3,000       Goodyear Tire & Rubber Company, Term Loan             6.430%           4/30/14             Ba1          2,748,750
-----------------------------------------------------------------------------------------------------------------------------------
                  BUILDING PRODUCTS - 7.7% (4.5% OF TOTAL INVESTMENTS)
      1,754       Atrium Companies, Inc., Term Loan                     7.465%           5/31/12             BB-          1,574,523
      8,910       Building Materials Corporation of America, Term       6.688%           2/22/14              BB          7,230,101
                   Loan
      5,000       Building Materials Corporation of America, Term       9.563%           9/15/14            Caa1          3,433,333
                   Loan, Second Lien
     14,513       Nortek, Inc., Term Loan B                             5.534%           8/27/11             Ba2         13,424,063
      8,287       Stile Acquisition Corporation, Canadian Term          5.649%           4/05/13             BB-          7,174,580
                   Loan, DD1
      7,300       Stile Acquisition Corporation, Term Loan B, DD1       5.561%           4/05/13             BB-          7,186,802
      3,950       TFS Acquisition, Term Loan                            8.330%           8/11/13              B+          3,792,000
-----------------------------------------------------------------------------------------------------------------------------------
     49,714       Total Building Products                                                                                43,815,402
-----------------------------------------------------------------------------------------------------------------------------------
                  CAPITAL MARKETS - 1.3% (0.7% OF TOTAL INVESTMENTS)
      2,394       Ameritrade Holdings Corporation, Term Loan B          4.770%          12/31/12             Ba1          2,297,860
        961       BNY Convergex Group Incremental Delayed Draw          1.500%           7/02/14              B-            (67,247)
                   Term Loan, (5) (6)
        685       BNY Convergex Group LLC, Incremental Term Loan        7.710%           7/02/14              B2            640,489
      4,643       BNY Convergex Group LLC, Term Loan                    7.830%          10/02/13              B+          4,341,071
-----------------------------------------------------------------------------------------------------------------------------------
      8,683       Total Capital Markets                                                                                   7,212,173
-----------------------------------------------------------------------------------------------------------------------------------
                  CHEMICALS - 8.9% (5.2% OF TOTAL INVESTMENTS)
      1,400       Celanese Holdings LLC, Credit Linked Deposit          4.600%           4/02/14             BB+          1,320,861
      5,558       Celanese Holdings LLC, Term Loan                      6.479%           4/02/14             BB+          5,243,817
      1,624       Foamex LP, Term Loan B                                6.477%           2/12/13              B+          1,417,883
      8,484       Hercules Inc., Term Loan                              5.523%          10/08/10            BBB-          8,431,109
      4,855       Hexion Specialty Chemicals, Inc., Term Loan C-1       7.000%           5/05/13             Ba3          4,572,741
      1,055       Hexion Specialty Chemicals, Inc., Term Loan C-2       7.125%           5/05/13             Ba3            993,330
      7,653       Huntsman International LLC, Term Loan                 5.035%           4/19/14             BB+          7,270,474
      3,920       Ineos US Finance, LLC, Tranche C2 B                   7.857%          12/16/14             BB-          3,634,167
        450       JohnsonDiversey, Inc., Term Loan                      6.878%          12/16/11             Ba2            434,710
      1,459       Lucite International, Term Loan B-1                   5.500%           7/07/13             BB-          1,342,006
        516       Lucite International, Term Loan B-2                   5.500%           7/07/13             BB-            475,169
     12,610       Rockwood Specialties Group, Inc., Term Loan E         4.744%           7/30/12             BB+         12,004,897
      4,000       Univar, Inc., Term Loan                               7.887%          10/10/14              B+          3,890,000
-----------------------------------------------------------------------------------------------------------------------------------
     53,584       Total Chemicals                                                                                        51,031,164
-----------------------------------------------------------------------------------------------------------------------------------
                  COMMERCIAL SERVICES & SUPPLIES - 2.4% (1.4% OF TOTAL INVESTMENTS)
      1,442       Allied Waste North America, Inc., Letter of           6.000%           3/28/14            BBB-          1,354,786
                   Credit
      2,398       Allied Waste North America, Inc., Term Loan B         5.888%           3/28/14            BBB-          2,253,082
        263       Aramark Corporation, Letter of Credit                 6.705%           1/24/14             BB-            243,284
      4,146       Aramark Corporation, Term Loan                        6.705%           1/24/14             BB-          3,829,454
        990       NCO Financial Systems, Inc., Term Loan                7.917%           5/15/13             BB-            936,375

         JFR
        Nuveen Floating Rate Income Fund (continued)
        Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

                                                                      WEIGHTED
   PRINCIPAL                                                           AVERAGE
AMOUNT (000)      DESCRIPTION (1)                                       COUPON      MATURITY (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  COMMERCIAL SERVICES & SUPPLIES (continued)
 $    2,388       Rental Services Corporation, Term Loan                8.150%          11/27/13              B-     $    2,061,228
      1,330       Workflow Holdings Corporation, Term Loan              7.751%          11/30/11             BB-          1,130,422
      1,785       Xerium Technologies Inc. Term Loan B                  7.580%          11/21/11              B+          1,619,692
-----------------------------------------------------------------------------------------------------------------------------------
     14,742       Total Commercial Services & Supplies                                                                   13,428,323
-----------------------------------------------------------------------------------------------------------------------------------
                  COMMUNICATIONS EQUIPMENT - 1.0% (0.6% OF TOTAL INVESTMENTS)
      2,652       Aspect Software, Inc., Term Loan B                    7.938%           7/11/11             BB-          2,546,069
      1,990       IPC Systems, Inc., Term Loan                          7.093%           5/31/14              B+          1,660,406
      2,000       IPC Systems, Inc., Term Loan, Second Lien, WI/DD         TBD               TBD              B3          1,555,000
-----------------------------------------------------------------------------------------------------------------------------------
      6,642       Total Communications Equipment                                                                          5,761,475
-----------------------------------------------------------------------------------------------------------------------------------
                  CONSUMER FINANCE - 0.5% (0.3% OF TOTAL INVESTMENTS)
      2,925       Peach Holdings Inc., Term Loan                        7.825%          11/30/13               B          2,764,125
-----------------------------------------------------------------------------------------------------------------------------------
                  CONTAINERS & PACKAGING - 4.7% (2.7% OF TOTAL INVESTMENTS)
        496       Amscan Holdings, Inc., Term Loan B                    6.347%           5/25/13              B1            454,069
      1,134       Bluegrass Container Company LLC, Delayed Term         6.566%           6/30/13              BB          1,104,266
                   Loan
      3,791       Bluegrass Container Company LLC, Term Loan B          6.678%           6/30/13              BB          3,690,574
     19,454       Graham Packaging Company, L.P., Term Loan             7.253%          10/07/11              B+         18,089,206
        699       Smurfit-Stone Container Corporation,                  6.700%          11/01/10              BB            669,142
                   Deposit-Funded Commitment
        783       Smurfit-Stone Container Corporation, Term Loan B      7.058%          11/01/11              BB            750,190
      1,492       Smurfit-Stone Container Corporation, Term Loan C      7.023%          11/01/11              BB          1,428,302
        468       Smurfit-Stone Container Corporation, Tranche C-1      6.688%          11/01/11              BB            448,260
-----------------------------------------------------------------------------------------------------------------------------------
     28,317       Total Containers & Packaging                                                                           26,634,009
-----------------------------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED CONSUMER SERVICES - 3.1% (1.8% OF TOTAL INVESTMENTS)
     10,973       Cengage Learning Acquisitions, Inc., Term Loan        6.205%           7/05/14              B+          9,905,732
      8,523       West Corporation, Term Loan                           5.854%          10/24/13             BB-          7,886,691
-----------------------------------------------------------------------------------------------------------------------------------
     19,496       Total Diversified Consumer Services                                                                    17,792,423
-----------------------------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED FINANCIAL SERVICES - 0.6% (0.4% OF TOTAL INVESTMENTS)
      3,920       Ineos US Finance LLC, Tranche B2                      7.357%          12/16/13             BB-          3,634,167
-----------------------------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED TELECOMMUNICATION SERVICES - 8.2% (4.8% OF TOTAL INVESTMENTS)
      2,993       Alltel Communications, Inc., Term Loan B3             6.773%           5/18/15             BB-          2,733,150
        950       Choice One Communications, Term Loan B                9.000%           6/30/12              B2            869,577
      5,955       Crown Castle Operating Company, Term Loan             6.330%           1/26/14             BB+          5,525,388
      3,901       Intelsat, Tranche B, Term Loan                        6.350%           7/01/13              BB          3,662,687
     18,777       Intelsat, Tranche B-2, Term Loan                      6.600%          12/03/13              BB         16,443,663
      6,800       Level 3 Financing, Inc., Term Loan                    6.611%           3/13/14              B+          6,307,000
      5,920       MetroPCS Wireless, Inc., Term Loan                    7.165%          11/03/13             Ba3          5,542,647
      5,500       Qwest Corporation, Term Loan B                        6.950%           6/30/10            BBB-          5,614,584
-----------------------------------------------------------------------------------------------------------------------------------
     50,796       Total Diversified Telecommunication Services                                                           46,698,696
-----------------------------------------------------------------------------------------------------------------------------------
                  ELECTRIC UTILITIES - 4.6% (2.7% OF TOTAL INVESTMENTS)
     16,972       Calpine Corporation, DIP Term Loan                    7.080%           3/29/09             N/R         15,190,069
      2,222       Calpine Corporation, DIP Revolver, (5) (6)            1.513%           3/29/09             N/R           (133,333)
        188       MACH Gen LLC, Synthetic Letter of Credit              6.830%           2/22/13              B+            169,500
      1,794       MACH Gen LLC, Term Loan                               7.000%           2/22/14              B+          1,622,115
      5,985       TXU Corporation, Term Loan B-2                        8.396%          10/10/14             Ba3          5,519,122
      3,990       TXU Corporation, Term Loan B-3                        8.396%          10/10/14             Ba3          3,692,563
-----------------------------------------------------------------------------------------------------------------------------------
     31,151       Total Electric Utilities                                                                               26,060,036
-----------------------------------------------------------------------------------------------------------------------------------
                  ELECTRICAL EQUIPMENT - 0.5% (0.3% OF TOTAL INVESTMENTS)
      3,000       Allison Transmission Holdings, Inc., Term Loan,          TBD               TBD             BB-          2,638,392
                   WI/DD
-----------------------------------------------------------------------------------------------------------------------------------
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1% (0.1% OF TOTAL INVESTMENTS)
        985       Sensata Technologies B.V., Term Loan                  5.056%           4/27/13              BB            887,907
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      WEIGHTED
   PRINCIPAL                                                           AVERAGE
AMOUNT (000)      DESCRIPTION (1)                                       COUPON      MATURITY (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  ENERGY EQUIPMENT & SERVICES - 0.1% (0.1% OF TOTAL INVESTMENTS)
 $      995       PGS Finance, Inc., Term Loan                          6.580%           6/29/15             Ba2     $      943,591
-----------------------------------------------------------------------------------------------------------------------------------
                  FOOD & STAPLES RETAILING - 0.7% (0.4% OF TOTAL INVESTMENTS)
      3,900       Supervalu, Term Loan B                                5.630%           6/02/12             N/R          3,726,884
-----------------------------------------------------------------------------------------------------------------------------------
                  FOOD PRODUCTS - 0.8% (0.5% OF TOTAL INVESTMENTS)
        465       Dole Food Company, Inc., Deposit-Funded               6.377%           4/12/13             BB-            424,884
                   Commitment
      1,028       Dole Food Company, Inc., Term Loan B                  6.703%           4/12/13             BB-            939,259
      3,427       Dole Food Company, Inc., Term Loan C                  6.552%           4/12/13             BB-          3,130,862
-----------------------------------------------------------------------------------------------------------------------------------
      4,920       Total Food Products                                                                                     4,495,005
-----------------------------------------------------------------------------------------------------------------------------------
                  GAS UTILITIES - 0.2% (0.1% OF TOTAL INVESTMENTS)
      1,000       Energy Transfer Partners LP, Term Loan                6.648%           2/08/12            BBB-            969,750
-----------------------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE PROVIDERS & SERVICES - 10.6% (6.2% OF TOTAL INVESTMENTS)
        232       Community Health Systems, Inc. Delayed Term           0.750%           7/25/14              BB            (17,312)
                   Loan, (5) (6)
      4,613       Community Health Systems, Inc., Term Loan             7.331%           7/25/14              BB          4,269,081
      4,745       DaVita, Inc., Term Loan B-1                           5.568%          10/05/12             BB+          4,510,887
      5,135       HCA, Inc., Term Loan                                  7.080%          11/18/13              BB          4,530,509
      5,755       HCA, Inc., Term Loan A                                6.330%          11/18/12             Ba3          5,528,940
      9,925       Health Management Associates, Inc., Term Loan         6.559%           2/28/14             Ba2          8,757,572
      1,683       HealthSouth Corporation, Term Loan                    6.915%           3/10/13             BB-          1,578,242
      3,246       IASIS Healthcare LLC, Delayed Term Loan, (5)          5.552%           3/14/14             Ba2          2,123,747
        866       IASIS Healthcare LLC, Letter of Credit                3.213%           3/14/14             Ba2            791,422
      9,430       IASIS Healthcare LLC, Term Loan                       5.248%           3/14/14             Ba2          8,620,717
      1,580       Invacare Corporation, Term Loan B                     5.504%           2/12/13             Ba2          1,501,988
      3,910       LifeCare, Term Loan B                                 9.080%           8/11/12              B2          3,431,019
        519       LifePoint Hospitals, Inc., Term Loan B                6.715%           4/18/12              BB            485,866
      2,918       Select Medical Corporation, Term Loan                 6.993%           2/24/12             Ba2          2,725,432
     12,644       Vanguard Health Holding Company II LLC,               5.521%           9/23/11             Ba3         11,743,497
                   Replacement Term Loan
-----------------------------------------------------------------------------------------------------------------------------------
     67,201       Total Health Care Providers & Services                                                                 60,581,607
-----------------------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE TECHNOLOGY - 0.3% (0.2% OF TOTAL INVESTMENTS)
      1,901       Emdeon Business Services LLC, Replacement Term        6.830%           1/18/13             BB-          1,810,255
                   Loan
-----------------------------------------------------------------------------------------------------------------------------------
                  HOTELS, RESTAURANTS & LEISURE - 11.7% (6.8% OF TOTAL INVESTMENTS)
      9,280       24 Hour Fitness Worldwide, Inc., Term Loan B          6.949%           6/08/12             Ba3          8,444,415
      3,125       Ameristar Casinos, Inc., Term Loan B                  7.428%          11/10/12             BB+          3,086,359
      1,218       Burger King Corporation, Term Loan B                  6.375%           6/30/12             BB+          1,195,613
        774       CBRL Group, Inc., Term Loan B-1                       6.400%           4/28/13              BB            729,106
         93       CBRL Group, Inc., Term Loan B-2                       6.393%           4/28/13              BB             88,279
      4,925       Cedar Fair LP, Term Loan                              5.271%           8/30/12              BB          4,619,342
        667       Fontainebleau Las Vegas LLC, Delayed Term Loan,          TBD               TBD              B+            596,666
                   WI/DD
      1,333       Fontainebleau Las Vegas LLC, Term Loan, WI/DD            TBD               TBD              B+          1,193,333
        956       Green Valley Ranch Gaming LLC, Term Loan B            6.992%           2/16/14             BB-            850,961
      3,990       Orbitz Worldwide, Inc., Term Loan                     7.830%           7/25/14             BB-          3,680,775
      7,815       Penn National Gaming, Inc., Term Loan B               5.656%          10/03/12            BBB-          7,650,983
      1,733       Seminole Gaming, Delayed Term Loan B-1                5.563%           3/05/14             BBB          1,678,644
      1,695       Seminole Gaming, Delayed Term Loan B-2                6.688%           3/05/14             BBB          1,641,776
        497       Seminole Gaming, Delayed Term Loan B-3                6.505%           3/05/14             BBB            481,316
      1,990       Travelport LLC, Delayed Term Loan                     7.080%           8/23/13             BB-          1,817,742
        981       Travelport LLC, Letter of Credit                      7.080%           8/23/13             BB-            907,681
      4,891       Travelport LLC, Term Loan                             7.080%           8/23/13             BB-          4,523,687
      9,255       Universal City Development Partners, Ltd., Term       6.452%           6/09/11             Ba1          9,075,239
                   Loan
      3,000       Venetian Casino Resort LLC, (Las Vegas Sands,         0.750%           5/23/14              BB           (334,688)
                   Inc.) Delayed Term Loan, (5) (6)
     11,940       Venetian Casino Resort LLC, Term Loan                 6.580%           5/23/14              BB         10,607,944
      4,382       Wintergames Holdings, Term Loan                       6.609%           4/24/08             N/R          4,310,634
-----------------------------------------------------------------------------------------------------------------------------------
     74,540       Total Hotels, Restaurants & Leisure                                                                    66,845,807
-----------------------------------------------------------------------------------------------------------------------------------
                  HOUSEHOLD DURABLES - 0.3% (0.2% OF TOTAL INVESTMENTS)
      1,837       Rent-A-Center Inc., Term Loan B                       6.716%           6/30/12             BB+          1,687,750
-----------------------------------------------------------------------------------------------------------------------------------

         JFR
        Nuveen Floating Rate Income Fund (continued)
        Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

                                                                      WEIGHTED
   PRINCIPAL                                                           AVERAGE
AMOUNT (000)      DESCRIPTION (1)                                       COUPON      MATURITY (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  HOUSEHOLD PRODUCTS - 1.6% (0.9% OF TOTAL INVESTMENTS)
 $    7,597       Prestige Brands, Inc., Term Loan B                    6.978%           4/06/11             BB-     $    7,382,850
      1,779       Solo Cup Company, Term Loan                           8.409%           2/27/11              B1          1,726,119
-----------------------------------------------------------------------------------------------------------------------------------
      9,376       Total Household Products                                                                                9,108,969
-----------------------------------------------------------------------------------------------------------------------------------
                  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.0% (1.2% OF TOTAL INVESTMENTS)
        822       Covanta Energy Corporation, Synthetic Letter of       6.203%           2/09/14              BB            775,657
                   Credit
      1,665       Covanta Energy Corporation, Term Loan B               6.575%           2/09/14              BB          1,570,819
      3,154       NRG Energy, Inc., Credit Linked Deposit               6.480%           2/01/13             Ba1          2,904,897
      6,831       NRG Energy, Inc., Term Loan                           6.580%           2/01/13             Ba1          6,291,796
-----------------------------------------------------------------------------------------------------------------------------------
     12,472       Total Independent Power Producers & Energy                                                             11,543,169
                   Traders
-----------------------------------------------------------------------------------------------------------------------------------
                  INSURANCE - 2.6% (1.5% OF TOTAL INVESTMENTS)
     16,606       Conseco, Inc., Term Loan                              5.271%          10/10/13             Ba3         15,042,211
-----------------------------------------------------------------------------------------------------------------------------------
                  IT SERVICES - 4.7% (2.8% OF TOTAL INVESTMENTS)
      6,983       First Data Corporation, Term Loan B-2                 7.630%           9/24/14             BB-          6,316,254
      1,354       Infor Global Solutions Intermediate Holdings,         8.580%           7/28/12              B+          1,232,400
                   Ltd., Delayed Term Loan
      2,596       Infor Global Solutions Intermediate Holdings,         8.580%           7/28/12              B+          2,381,568
                   Ltd., Term Loan
     18,428       SunGard Data Systems, Inc., Term Loan B               6.898%           2/28/14              BB         17,124,170
-----------------------------------------------------------------------------------------------------------------------------------
     29,361       Total IT Services                                                                                      27,054,392
-----------------------------------------------------------------------------------------------------------------------------------
                  LEISURE EQUIPMENT & PRODUCTS - 1.7% (1.0% OF TOTAL INVESTMENTS)
     10,025       Bombardier Recreational Products, Inc., Term          6.430%           6/28/13              B+          9,515,700
                   Loan
-----------------------------------------------------------------------------------------------------------------------------------
                  MACHINERY - 1.2% (0.7% OF TOTAL INVESTMENTS)
        933       Navistar International Corporation, Synthetic         5.066%           1/19/12             BB-            847,778
                   Letter of Credit
      2,567       Navistar International Corporation, Term Loan         6.501%           1/19/12             BB-          2,331,389
      3,950       Oshkosh Truck Corporation, Term Loan                  6.900%          12/06/13            BBB-          3,669,011
-----------------------------------------------------------------------------------------------------------------------------------
      7,450       Total Machinery                                                                                         6,848,178
-----------------------------------------------------------------------------------------------------------------------------------
                  MEDIA - 27.6% (16.2% OF TOTAL INVESTMENTS)
      2,000       American Media Operations, Inc., Term Loan            8.250%           1/13/13              B1          1,880,000
      5,955       Cequel Communications LLC, Term Loan B                6.668%          11/05/13             BB-          5,207,918
      3,000       Charter Communications Operating Holdings LLC,        7.343%           3/06/14              B+          2,315,000
                   Holdco Term Loan
     11,700       Charter Communications Operating Holdings LLC,        5.260%           3/06/14              B+         10,243,122
                   Term Loan
      4,081       SFX Entertainment, Inc., Term Loan B                  7.580%           6/20/13             Ba3          3,958,423
      2,913       CSC Holdings, Inc., Term Loan                         6.896%           3/29/13              BB          2,686,928
      7,920       Idearc, Inc., Term Loan                               6.830%          11/17/14            BBB-          7,239,601
     13,713       Metro-Goldwyn-Mayer Studios, Inc., Term Loan B        5.380%           4/08/12             N/R         12,254,495
     17,790       Neilsen Finance LLC, Term Loan                        6.964%           8/09/13             Ba3         16,490,321
      1,034       NextMedia Operating, Inc., Delayed Term Loan          6.319%          11/15/12              B+            961,392
      2,330       NextMedia Operating, Inc., Term Loan, First Lien      5.989%          11/15/12              B+          2,167,043
      4,745       Philadelphia Newspapers, Term Loan                    7.920%           6/29/13             N/R          4,222,689
      4,779       ProQuest Company, Term Loan B                         7.167%           2/09/14             N/R          4,576,052
        993       Readers Digest Association, Inc., Term Loan           7.187%           3/02/14              B+            870,505
     10,227       Regal Cinemas Corporation, Term Loan                  6.330%          10/27/13             Ba2          9,493,994
        973       Spanish Broadcasting System, Inc., Term Loan B        6.580%           6/10/12              B2            884,975
     24,875       Tribune Company, Term Loan B                          7.910%           6/04/14             BB-         18,758,859
      5,600       Tribune Company, Term Loan X                          7.396%           6/04/09             BB-          5,244,753
        839       Univision Communications, Inc., Delayed Term          1.000%           9/29/14             Ba3           (146,725)
                   Loan, (5) (6)
     24,161       Univision Communications, Inc., Term Loan             5.495%           9/29/14             Ba3         19,935,399
      5,000       Univision Communications, Inc., Term Loan,            5.771%           3/29/09              B3          4,734,375
                   Second Lien
      3,000       UPC Broadband Holding BV, Term Loan N                 6.381%          12/31/14             Ba3          2,711,720
        427       Valassis Communications, Inc. Delayed Draw Term,      1.000%           3/02/14              BB            (44,800)
                   (5) (6)
      1,362       Valassis Communications, Inc. Tranche B, Term         6.580%           3/02/14              BB          1,218,572
                   Loan
     15,198       WMG Acquisition Corporation, Term Loan                6.727%           2/28/11             Ba2         14,248,438
      6,025       Yell Group PLC, Term Loan                             5.271%          10/27/12             N/R          5,673,857
-----------------------------------------------------------------------------------------------------------------------------------
    180,640       Total Media                                                                                           157,786,906
-----------------------------------------------------------------------------------------------------------------------------------
                  METALS & MINING - 1.7% (1.0% OF TOTAL INVESTMENTS)
      2,754       Amsted Industries, Inc., Delayed Draw Term Loan       6.356%           4/08/13              BB          2,678,202
      3,788       Amsted Industries, Inc., Term Loan B                  6.383%           4/08/13              BB          3,669,282

                                                                      WEIGHTED
   PRINCIPAL                                                           AVERAGE
AMOUNT (000)      DESCRIPTION (1)                                       COUPON      MATURITY (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  METALS & MINING (continued)
 $      995       Edgen Murray II LP, Term Loan                         7.807%           5/11/14               B     $      890,525
      2,797       John Maneely Company, Term Loan, DD1                  7.767%          12/08/13              B+          2,403,525
-----------------------------------------------------------------------------------------------------------------------------------
     10,334       Total Metals & Mining                                                                                   9,641,534
-----------------------------------------------------------------------------------------------------------------------------------
                  OIL, GAS & CONSUMABLE FUELS - 0.8% (0.4% OF TOTAL INVESTMENTS)
      1,985       Brand Energy & Infrastructure Services Inc.,          7.142%           2/07/14              B1          1,855,975
                   Term Loan B
        301       Coffeyville Resources LLC, Credit Linked Deposit      7.379%          12/28/10             BB-            288,198
        978       Coffeyville Resources LLC, Term Loan D                7.479%          12/28/13             BB-            937,564
        484       Targa Resources, Inc., Synthetic Letter of            6.955%          10/31/12             Ba3            464,758
                   Credit
        862       Targa Resources, Inc., Term Loan B                    6.903%          10/31/12             Ba3            828,315
-----------------------------------------------------------------------------------------------------------------------------------
      4,610       Total Oil, Gas & Consumable Fuels                                                                       4,374,810
-----------------------------------------------------------------------------------------------------------------------------------
                  PAPER & FOREST PRODUCTS - 3.4% (2.0% OF TOTAL INVESTMENTS)
     11,760       Georgia-Pacific Corporation, Term Loan B              6.866%          12/21/12             BB+         10,885,350
      4,628       Georgia-Pacific Corporation, Term Loan B-2            6.836%          12/24/12             BB+          4,284,242
         90       Ply Gem Industries, Inc., Canadian Term Loan          7.580%           8/15/11             BB-             79,549
      2,870       Ply Gem Industries, Inc., Term Loan B3                7.580%           8/15/11             BB-          2,543,035
      1,995       Wilton Products, Term Loan                            8.138%          11/16/14             N/R          1,855,350
-----------------------------------------------------------------------------------------------------------------------------------
     21,343       Total Paper & Forest Products                                                                          19,647,526
-----------------------------------------------------------------------------------------------------------------------------------
                  PHARMACEUTICALS - 1.0% (0.6% OF TOTAL INVESTMENTS)
      1,716       Stiefel Laboratories, Inc, Delayed Term Loan          6.693%          12/28/13             BB-          1,647,563
      2,244       Stiefel Laboratories, Inc, Term Loan                  6.693%          12/28/13             BB-          2,154,037
      1,488       Warner Chilcott Corporation, Tranche B, Term          6.774%           1/18/12             BB-          1,421,406
                   Loan
        512       Warner Chilcott Corporation, Tranche C, Term          6.587%           1/18/12             BB-            488,905
                   Loan
-----------------------------------------------------------------------------------------------------------------------------------
      5,960       Total Pharmaceuticals                                                                                   5,711,911
-----------------------------------------------------------------------------------------------------------------------------------
                  REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.7% (2.7% OF TOTAL INVESTMENTS)
      7,303       Capital Automotive LP, Term Loan                      6.390%          12/15/10             BB+          6,998,909
     16,000       LNR Property Corporation, Term Loan B                 7.630%           7/12/11              BB         14,800,000
      5,970       Realogy Corporation Delayed Draw Term Loan            7.505%          10/01/13             BB-          5,033,488
-----------------------------------------------------------------------------------------------------------------------------------
     29,273       Total Real Estate Management & Development                                                             26,832,397
-----------------------------------------------------------------------------------------------------------------------------------
                  ROAD & RAIL - 4.3% (2.5% OF TOTAL INVESTMENTS)
        667       Hertz Corporation, Letter of Credit                   4.910%          12/21/12             BB+            638,819
      3,696       Hertz Corporation, Term Loan                          6.894%          12/21/12             BB+          3,541,748
     26,512       Swift Transportation Company, Inc., Term Loan         8.188%           5/10/14             BB-         20,571,380
-----------------------------------------------------------------------------------------------------------------------------------
     30,875       Total Road & Rail                                                                                      24,751,947
-----------------------------------------------------------------------------------------------------------------------------------
                  SEMICONDUCTORS & EQUIPMENT - 0.4% (0.3% OF TOTAL INVESTMENTS)
      2,970       Freescale Semiconductor, Inc., Term Loan              6.381%          11/29/13             Ba1          2,530,069
-----------------------------------------------------------------------------------------------------------------------------------
                  SOFTWARE - 2.4% (1.4% OF TOTAL INVESTMENTS)
      8,332       Dealer Computer Services, Inc., Term Loan             6.843%          10/26/12              BB          7,665,213
      6,000       Dealer Computer Services, Inc., Term Loan,           10.343%          10/26/13               B          5,760,000
                   Second Lien
-----------------------------------------------------------------------------------------------------------------------------------
     14,332       Total Software                                                                                         13,425,213
-----------------------------------------------------------------------------------------------------------------------------------
                  SPECIALTY RETAIL - 6.9% (4.0% OF TOTAL INVESTMENTS)
      3,264       Blockbuster, Inc., Tranche B, Term Loan               9.212%           8/20/11               B          3,047,439
        970       Burlington Coat Factory Warehouse Corporation,        7.320%           5/28/13              B2            837,114
                   Term Loan
      5,925       CSK Automotive, Term Loan                            11.625%           7/29/10             Ba3          5,125,449
        877       J Crew Operating Corporation, Term Loan               5.749%           5/15/13              BB            844,298
     12,602       Michaels Stores, Inc., Term Loan                      7.583%          10/31/13               B         10,820,272
      5,925       Sally Holdings LLC, Term Loan                         7.520%          11/16/13             BB-          5,610,762
     11,000       TRU 2005 RE Holding Co I LLC, Term Loan               7.613%          12/08/08              B3         10,346,875
      2,985       TRU 2005 RE Holding Co I LLC, Term Loan               9.155%           7/19/12             BB-          2,830,845
-----------------------------------------------------------------------------------------------------------------------------------
     43,548       Total Specialty Retail                                                                                 39,463,054
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXTILES, APPAREL & LUXURY GOODS - 1.1% (0.7% OF TOTAL INVESTMENTS)
      2,789       HBI Branded Apparel Limited, Inc., Term Loan          4.998%           9/05/13              BB          2,697,326
      2,000       HBI Branded Apparel Limited, Inc., Term Loan,         6.994%           3/05/14              BB          1,984,166
                   Second Lien
      1,819       Visant Holding Corporation, Term Loan C               6.718%           7/29/10             Ba1          1,785,618
-----------------------------------------------------------------------------------------------------------------------------------
      6,608       Total Textiles, Apparel & Luxury Goods                                                                  6,467,110
-----------------------------------------------------------------------------------------------------------------------------------

         JFR
        Nuveen Floating Rate Income Fund (continued)
        Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

                                                                      WEIGHTED
   PRINCIPAL                                                           AVERAGE
AMOUNT (000)      DESCRIPTION (1)                                       COUPON      MATURITY (2)     RATINGS (3)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  TRADING COMPANIES & DISTRIBUTORS - 1.4% (0.8% OF TOTAL INVESTMENTS)
 $    1,980       Ashtead Group Public Limited Company, Term Loan       6.688%           8/31/11             BB+     $    1,871,100
        393       Brenntag Holdings GMBH & Co. KG, Acquisition          5.794%           1/20/14              B+            363,927
                   Facility
      1,607       Brenntag Holdings GMBH & Co. KG, Facility B2          5.794%           1/20/14              B+          1,489,407
      3,106       United Rentals, Inc., Term Loan B                     6.090%           2/14/11             Ba1          2,981,453
      1,121       United Rentals, Inc., Tranche B, Credit Linked        4.600%           2/13/11             Ba1          1,075,718
                   Deposit
-----------------------------------------------------------------------------------------------------------------------------------
      8,207       Total Trading Companies & Distributors                                                                  7,781,605
-----------------------------------------------------------------------------------------------------------------------------------
                  WIRELESS TELECOMMUNICATION SERVICES - 1.9% (1.1% OF TOTAL INVESTMENTS)
     12,000       Asurion Corporation, Term Loan                        7.878%           7/03/14             N/R         10,950,000
-----------------------------------------------------------------------------------------------------------------------------------
 $  916,137       TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (COST $904,358,479)                                         825,857,809
===================================================================================================================================

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON        MATURITY     RATINGS (3)              VALUE
-------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 9.7% (5.7% OF TOTAL INVESTMENTS)
               DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8% (0.5% OF TOTAL INVESTMENTS)
 $    5,000    Qwest Corporation, Floating Rate Note, 3.250%          6.362%         6/15/13            BBB-     $    4,900,000
                plus three-month LIBOR
-------------------------------------------------------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 0.9% (0.5% OF TOTAL INVESTMENTS)
      5,000    Williams Companies Inc., Floating Rate Note,           5.112%        10/01/10            BBB-          5,137,500
                2.000% plus three-month LIBOR, 144A
-------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      1,528    Dole Foods Company                                     8.625%         5/01/09              B-          1,428,680
      1,780    Dole Foods Company                                     8.875%         3/15/11              B-          1,593,100
-------------------------------------------------------------------------------------------------------------------------------
      3,308    Total Food Products                                                                                    3,021,780
-------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 1.4% (0.8% OF TOTAL INVESTMENTS)
      7,900    Mohegan Tribal Gaming                                  8.000%         4/01/12             Ba2          7,781,500
-------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 1.8% (1.1% OF TOTAL INVESTMENTS)
     10,000    Cablevision Systems Corporation, Floating Rate         7.541%         4/01/09              B+         10,050,000
                Note, 4.500% plus six-month LIBOR, 144A
-------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 0.7% (0.4% OF TOTAL INVESTMENTS)
        500    Verso Paper Holdings LLC, Series B                     9.125%         8/01/14              B+            487,500
      4,000    Verso Paper Holdings LLC, Floating Rate Note,          6.862%         8/01/14              B+          3,820,000
                3.750% plus three-month LIBOR
-------------------------------------------------------------------------------------------------------------------------------
      4,500    Total Paper & Forest Products                                                                          4,307,500
-------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUST - 0.7% (0.4% OF TOTAL INVESTMENTS)
      4,000    Felcor Lodging LP, Floating Rate Note, 1.875%          4.916%        12/01/11             Ba3          3,820,000
                plus six-month LIBOR
-------------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 2.7% (1.6% OF TOTAL INVESTMENTS)
      1,400    Avago Technologies Finance Pte. Ltd., Floating         8.612%         6/01/13             BB-          1,415,750
                Rate Note, 5.500% plus three-month LIBOR
     16,000    NXP BV, Floating Rate Note, 2.750% plus                5.862%        10/15/13             BB-         13,340,000
                three-month LIBOR
      1,000    Spansion LLC, Floating Rate Note, 3.125% plus          6.237%         6/01/13             BB-            745,000
                three-month LIBOR, 144A
-------------------------------------------------------------------------------------------------------------------------------
     18,400    Total Semiconductors & Equipment                                                                      15,500,750
-------------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 0.2% (0.1% OF TOTAL INVESTMENTS)
      1,000    HanesBrands Inc., Floating Rate Note, 3.375% plus      6.416%        12/15/14              B2            910,000
                six-month LIBOR
-------------------------------------------------------------------------------------------------------------------------------
 $   59,108    TOTAL CORPORATE BONDS (COST $60,020,726)                                                              55,429,030
===============================================================================================================================

    SHARES   DESCRIPTION (1)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------
             INVESTMENT COMPANIES - 1.7% (1.0% OF TOTAL INVESTMENTS)
   316,268   Eaton Vance Floating-Rate Income Trust Fund                                                        $    4,835,738
   691,950   Eaton Vance Senior Income Trust                                                                         4,850,570
------------------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENT COMPANIES (COST $9,962,993)                                                            9,686,308
             =================================================================================================================

    SHARES      DESCRIPTION (1)                                                                                             VALUE
---------------------------------------------------------------------------------------------------------------------------------
                WARRANTS - 0.1% (0.1% OF TOTAL INVESTMENTS)
    36,521      Reliant Energy Inc., Warrant Class A                                                               $      730,420
---------------------------------------------------------------------------------------------------------------------------------
                TOTAL WARRANTS (COST $257,912)                                                                            730,420
                =================================================================================================================

 PRINCIPAL
    AMOUNT
     (000)      DESCRIPTION (1)                                       COUPON          MATURITY                              VALUE
---------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 14.8% (8.6% OF TOTAL INVESTMENTS)
$   84,342      Repurchase Agreement with Fixed Income Clearing       1.550%           2/01/08                     $   84,342,012
                 Corporation, dated 1/31/08, repurchase price
                 $84,345,643, collateralized by $68,905,000 U.S.
                 Treasury Bonds, 6.250%, due 8/15/23, value
                 $86,030,166
==========      -----------------------------------------------------------------------------------------------------------------
                TOTAL SHORT-TERM INVESTMENTS (COST $84,342,012)                                                        84,342,012
                =================================================================================================================

                TOTAL INVESTMENTS (COST $1,058,942,122) - 170.9%                                                   $  976,045,579
                =================================================================================================================
                OTHER ASSETS LESS LIABILITIES - (0.8)%                                                                 (5,068,372)
                =================================================================================================================
                PREFERRED SHARES, AT LIQUIDATION VALUE - (70.1)%                                                     (400,000,000)
                 (7)
                =================================================================================================================
                NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                      $  570,977,207
                =================================================================================================================

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
        (3)      Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's
                 Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
        (4)      Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
                 Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
                 Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
        (5)      Position or portion of position represents an unfunded Senior Loan commitment outstanding at January 31, 2008.
        (6)      Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2008.
        (7)      Preferred Shares, at Liquidation Value as a percentage of total investments is (41.0)%.
        N/R      Not rated.
        DD1      Portion of investment purchased on a delayed delivery basis.
      WI/DD      Purchased on a when-issued or delayed delivery basis.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
        TBD      Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

                                 See accompanying notes to financial statements.

         JRO
          Nuveen Floating Rate Income Opportunity Fund
          Portfolio of INVESTMENTS
                                               January 31, 2008 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)    RATINGS (3)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS - 146.3% (85.9% OF TOTAL INVESTMENTS) (4)
               AEROSPACE & DEFENSE - 0.9% (0.5% OF TOTAL INVESTMENTS)
 $      669    DAE Aviation Holdings, Inc., Asset Sale                7.750%         7/31/09             BB-      $      668,638
        756    DAE Aviation Holdings, Inc., Term Loan B-1             7.848%         7/31/14             BB-             753,212
        573    DAE Aviation Holdings, Inc., Term Loan B-2             6.990%         7/31/13             BB-             570,255
      1,150    Transdigm, Inc., Term Loan B                           6.858%         6/23/13             BB-           1,108,313
--------------------------------------------------------------------------------------------------------------------------------
      3,148    Total Aerospace & Defense                                                                               3,100,418
--------------------------------------------------------------------------------------------------------------------------------
               AIRLINES - 3.1% (1.8% OF TOTAL INVESTMENTS)
      1,990    Delta Air Lines, Inc., Term Loan                       8.082%         4/30/14               B           1,811,729
      4,950    Northwest Airlines, Inc., DIP Term Loan                5.990%         8/21/13              BB           4,537,502
      4,662    United Air Lines, Inc., Term Loan B                    6.784%         2/01/14             BB-           4,211,778
--------------------------------------------------------------------------------------------------------------------------------
     11,602    Total Airlines                                                                                         10,561,009
--------------------------------------------------------------------------------------------------------------------------------
               AUTO COMPONENTS - 1.0% (0.6% OF TOTAL INVESTMENTS)
      1,452    Accuride Corporation, Term Loan                        7.563%         1/31/12             BB-           1,400,036
      1,982    Lear Corporation, Term Loan                            7.347%         4/25/12             BB-           1,891,571
--------------------------------------------------------------------------------------------------------------------------------
      3,434    Total Auto Components                                                                                   3,291,607
--------------------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 7.4% (4.4% OF TOTAL INVESTMENTS)
      1,754    Atrium Companies, Inc., Term Loan                      7.465%         5/31/12             BB-           1,574,523
      4,950    Building Materials Corporation of America, Term        6.688%         2/22/14              BB           4,016,723
                Loan
      3,000    Building Materials Corporation of America, Term        9.563%         9/15/14            Caa1           2,060,000
                Loan, Second Lien
      9,675    Nortek, Inc., Term Loan B                              5.534%         8/27/11             Ba2           8,949,375
      3,415    Stile Acquisition Corporation, Canadien Term           5.649%         4/05/13             BB-           2,956,338
                Loan, DD1
      3,420    Stile Acquisition Corporation, Term Loan B, DD1        5.651%         4/05/13             BB-           2,961,374
      2,963    TFS Acquisition, Term Loan                             8.330%         8/11/13              B+           2,844,000
--------------------------------------------------------------------------------------------------------------------------------
     29,177    Total Building Products                                                                                25,362,333
--------------------------------------------------------------------------------------------------------------------------------
               CAPITAL MARKETS - 1.5% (0.9% OF TOTAL INVESTMENTS)
      2,302    Ameritrade Holdings Corporation, Term Loan B           4.770%        12/31/12             Ba1           2,208,952
        480    BNY Convergex Group LLC, Incremental Delayed           1.500%         7/02/14              B2             (33,623)
                Draw Term Loan, (5) (6)
        343    BNY Convergex Group LLC, Incremental Term Loan         7.710%         7/02/14              B2             320,245
      2,786    BNY Convergex Group LLC, Term Loan                     7.830%        10/02/13              B+           2,604,643
--------------------------------------------------------------------------------------------------------------------------------
      5,911    Total Capital Markets                                                                                   5,100,217
--------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 7.6% (4.5% OF TOTAL INVESTMENTS)
        800    Celanese Holdings LLC, Credit Linked Deposit           4.600%         4/02/14             BB+             754,778
      3,176    Celanese Holdings LLC, Term Loan C                     6.479%         4/02/14             BB+           2,996,467
      1,624    Foamex LP, Term Loan B                                 6.477%         2/12/13              B+           1,417,883
      2,985    Hercules Offshore, Inc., Term Loan                     6.580%         7/11/13              BB           2,865,973
      2,428    Hexion Specialty Chemicals, Inc., Term Loan C-1        7.000%         5/05/13             Ba3           2,286,370
        527    Hexion Specialty Chemicals, Inc., Term Loan C-2        7.125%         5/05/13             Ba3             496,665
      5,023    Huntsman International LLC, Term Loan                  5.035%         4/19/14             BB+           4,771,450
      1,259    JohnsonDiversey, Inc., Delayed Term Loan               6.878%        12/16/10             Ba2           1,214,886
      1,459    Lucite International, Term Loan B-1                    5.500%         7/07/13             BB-           1,342,006
        516    Lucite International, Term Loan B-2                    5.500%         7/07/13             BB-             475,169
      7,760    Rockwood Specialties Group, Inc., Term Loan E          4.744%         7/30/12             BB+           7,387,629
--------------------------------------------------------------------------------------------------------------------------------
     27,557    Total Chemicals                                                                                        26,009,276
--------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 1.3% (0.7% OF TOTAL INVESTMENTS)
        664    Allied Waste North America, Inc., Letter of            6.000%         3/28/14            BBB-             623,978
                Credit
      1,104    Allied Waste North America, Inc., Term Loan B          5.888%         3/28/14            BBB-           1,037,601
         27    Cenveo Corporation, Delayed Term Loan                  6.660%         6/21/13              BB              25,429
        959    Cenveo Corporation, Term Loan                          6.660%         6/21/13             BB+             890,639
        990    NCO Financial Systems, Inc., Term Loan                 7.917%         5/15/13             BB-             936,375
        997    Workflow Holdings Corporation, Term Loan               7.751%        11/30/11             BB-             847,817
--------------------------------------------------------------------------------------------------------------------------------
      4,741    Total Commercial Services & Supplies                                                                    4,361,839
--------------------------------------------------------------------------------------------------------------------------------
               COMMUNICATIONS EQUIPMENT - 0.8% (0.4% OF TOTAL INVESTMENTS)
      2,652    Aspect Software, Inc., Term Loan B                     7.938%         7/11/11             BB-           2,546,069
--------------------------------------------------------------------------------------------------------------------------------

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)    RATINGS (3)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               CONSUMER FINANCE - 0.5% (0.3% OF TOTAL INVESTMENTS)
 $    1,950    Peach Holdings Inc., Term Loan                         7.825%        11/30/13               B      $    1,842,750
--------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 6.7% (3.9% OF TOTAL INVESTMENTS)
        496    Amscan Holdings, Inc., Term Loan                       6.347%         5/25/13              B1             454,069
        681    Bluegrass Container Company LLC, Delayed Term          6.566%         6/30/13              BB             662,560
                Loan
        970    Bluegrass Container Company LLC, Delayed Term          8.396%        12/31/13               B             966,061
                Loan
      3,030    Bluegrass Container Company LLC, Term Loan             8.396%        12/31/13               B           3,018,939
      2,274    Bluegrass Container Company LLC, Term Loan B           6.678%         6/30/13              BB           2,214,344
     13,636    Graham Packaging Company, L.P., Term Loan              7.253%        10/07/11              B+          12,679,260
        611    Smurfit-Stone Container Corporation,                   6.700%        11/01/10              BB             585,499
                Deposit-Funded Commitment
        685    Smurfit-Stone Container Corporation, Term Loan B       7.058%        11/01/11              BB             656,416
      1,305    Smurfit-Stone Container Corporation, Term Loan C       7.023%        11/01/11              BB           1,249,764
        410    Smurfit-Stone Container Corporation, Tranche C-1       6.688%        11/01/11              BB             392,228
--------------------------------------------------------------------------------------------------------------------------------
     24,098    Total Containers & Packaging                                                                           22,879,140
--------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED CONSUMER SERVICES - 3.2% (1.9% OF TOTAL INVESTMENTS)
      6,983    Cengage Learning Acquisitions, Inc., Term Loan         6.205%         7/05/14              B+           6,303,647
        258    Laureate Education, Inc., Delayed Term Loan, (5)       1.000%         8/17/14              B1             (16,774)
                (6)
      1,738    Laureate Education, Inc., Term Loan B                  8.729%         8/17/14              B1           1,624,638
      3,409    West Corporation, Term Loan                            5.854%        10/24/13             BB-           3,154,675
--------------------------------------------------------------------------------------------------------------------------------
     12,388    Total Diversified Consumer Services                                                                    11,066,186
--------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 8.3% (4.9% OF TOTAL INVESTMENTS)
      1,995    Alltel Communications, Inc., Term Loan B3              6.773%         5/18/15             BB-           1,822,100
        950    Choice One Communications, Term Loan B                 9.000%         6/30/12              B2             869,577
      2,978    Crown Castle Operating Company, Term Loan              6.330%         1/26/14             BB+           2,762,694
      2,000    Intelsat, Term Loan                                    7.131%         2/01/14               B           1,959,166
      1,950    Intelsat, Tranche B, Term Loan                         6.350%         7/01/13              BB           1,831,343
     12,852    Intelsat, Tranche B-2, Term Loan                       6.600%        12/03/13              BB          11,255,054
      4,533    Level 3 Financing, Inc., Term Loan                     6.611%         3/13/14              B+           4,204,667
      3,950    MetroPCS Wireless, Inc., Term Loan                     7.165%        11/03/13             Ba3           3,698,188
--------------------------------------------------------------------------------------------------------------------------------
     31,208    Total Diversified Telecommunication Services                                                           28,402,789
--------------------------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 5.0% (2.9% OF TOTAL INVESTMENTS)
      1,111    Calpine Corporation, DIP Revolver, (5) (6)             1.513%         3/29/09             N/R             (66,667)
      8,486    Calpine Corporation, DIP Term Loan                     7.080%         3/29/09             N/R           7,595,035
        188    MACH Gen LLC, Synthetic Letter of Credit               6.830%         2/22/13              B+             169,500
      1,794    MACH Gen LLC, Term Loan                                7.000%         2/22/14              B+           1,622,115
      2,142    Murray Energy Corporation, Term Loan                  13.438%         1/28/11             N/R           2,152,710
      3,990    TXU Corporation, Term Loan B-2                         8.396%        10/10/14             Ba3           3,679,414
      1,995    TXU Corporation, Term Loan B-3                         8.396%        10/10/14             Ba3           1,846,282
--------------------------------------------------------------------------------------------------------------------------------
     19,706    Total Electric Utilities                                                                               16,998,389
--------------------------------------------------------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      1,970    Sensata Technologies B.V., Term Loan                   5.056%         4/27/13              BB           1,775,814
--------------------------------------------------------------------------------------------------------------------------------
               ENERGY EQUIPMENT & SERVICES - 0.3% (0.2% OF TOTAL INVESTMENTS)
        995    PGS Finance, Inc., Term Loan                           6.580%         6/29/15             Ba2             943,591
--------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 1.0% (0.6% OF TOTAL INVESTMENTS)
        366    Dole Food Company, Inc., Deposit-Funded                6.377%         4/12/13             BB-             334,032
                Commitment
        808    Dole Food Company, Inc., Term Loan B                   6.703%         4/12/13             BB-             738,420
      2,694    Dole Food Company, Inc., Term Loan C                   6.552%         4/12/13             BB-           2,461,400
--------------------------------------------------------------------------------------------------------------------------------
      3,868    Total Food Products                                                                                     3,533,852
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 0.8% (0.5% OF TOTAL INVESTMENTS)
      1,484    Symbion, Inc., Term Loan A                             6.505%         8/01/13             Ba3           1,400,761
      1,484    Symbion, Inc., Term Loan B                             6.505%         8/01/14             Ba3           1,400,761
--------------------------------------------------------------------------------------------------------------------------------
      2,968    Total Health Care Equipment & Supplies                                                                  2,801,522
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES - 9.1% (5.3% OF TOTAL INVESTMENTS)
      3,104    HCA, Inc., Term Loan                                   7.080%        11/18/13              BB           2,723,818
      3,836    HCA, Inc., Term Loan A                                 6.330%        11/18/12             Ba3           3,685,960
      4,963    Health Management Associates, Inc., Term Loan          6.559%         2/28/14             Ba2           4,378,786
      1,683    HealthSouth Corporation, Term Loan                     6.915%         3/10/13             BB-           1,578,242
      1,276    IASIS Healthcare LLC, Delayed Term Loan, (5)           5.552%         3/14/14             Ba2             834,414
        340    IASIS Healthcare LLC, Letter of Credit                 3.213%         3/14/14             Ba2             310,948
      3,705    IASIS Healthcare LLC, Term Loan                        5.248%         3/14/14             Ba2           3,387,055

         JRO
        Nuveen Floating Rate Income Opportunity Fund (continued)
        Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)    RATINGS (3)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES (continued)
 $      519    LifePoint Hospitals, Inc., Term Loan B                 6.715%         4/18/12              BB      $      485,866
     14,563    Vanguard Health Holding Company II LLC,                5.521%         9/23/11             Ba3          13,525,567
                Replacement Term Loan
--------------------------------------------------------------------------------------------------------------------------------
     33,989    Total Health Care Providers & Services                                                                 30,910,656
--------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE TECHNOLOGY - 0.5% (0.3% OF TOTAL INVESTMENTS)
      1,901    Emdeon Business Services LLC, Term Loan                6.830%         1/18/13             BB-           1,810,255
--------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 8.8% (5.2% OF TOTAL INVESTMENTS)
      3,932    24 Hour Fitness Worldwide, Inc., Term Loan B           6.949%         6/08/12             Ba3           3,578,541
        372    CBRL Group, Inc., Term Loan B-2                        6.393%         4/28/13              BB             353,115
      2,955    Cedar Fair LP, Term Loan                               5.271%         8/30/12              BB           2,771,605
        333    Fontainebleau Las Vegas LLC, Delayed Term Loan,           TBD             TBD              B+             298,333
                WI/DD
        667    Fontainebleau Las Vegas LLC, Term Loan, WI/DD             TBD             TBD              B+             596,667
      1,912    Green Valley Ranch Gaming LLC, Term Loan B             6.992%         2/16/14             BB-           1,701,923
      2,993    Orbitz Worldwide, Inc., Term Loan                      7.830%         7/25/14             BB-           2,760,581
      1,955    Penn National Gaming, Inc., Term Loan B                5.656%        10/03/12            BBB-           1,913,945
      1,990    Travelport LLC, Delayed Term Loan                      7.080%         8/23/13             BB-           1,817,742
        714    Travelport LLC, Letter of Credit                       7.080%         8/23/13             BB-             660,131
      3,557    Travelport LLC, Term Loan                              7.080%         8/23/13             BB-           3,289,955
      2,000    Venetian Casino Resort LLC, (Las Vegas Sands,          0.750%         5/23/14              BB            (223,125)
                Inc.) Delayed Term Loan, (5) (6)
      7,960    Venetian Casino Resort LLC, Term Loan                  6.580%         5/23/14              BB           7,071,963
      3,505    Wintergames Holdings, Term Loan                        6.609%         4/24/08             N/R           3,448,507
--------------------------------------------------------------------------------------------------------------------------------
     34,845    Total Hotels, Restaurants & Leisure                                                                    30,039,883
--------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.7% (1.0% OF TOTAL INVESTMENTS)
      6,153    Jarden Corporation, Term Loan                          6.580%         1/24/12             BB-           5,779,200
--------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 2.4% (1.4% OF TOTAL INVESTMENTS)
      8,478    Prestige Brands, Inc., Term Loan B                     6.978%         4/06/11             BB-           8,239,788
--------------------------------------------------------------------------------------------------------------------------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.7% (1.0% OF TOTAL INVESTMENTS)
      1,962    NRG Energy, Inc., Credit Linked Deposit                6.480%         2/01/13             Ba1           1,807,287
      4,250    NRG Energy, Inc., Term Loan                            6.580%         2/01/13             Ba1           3,914,452
--------------------------------------------------------------------------------------------------------------------------------
      6,212    Total Independent Power Producers & Energy                                                              5,721,739
                Traders
--------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 1.7% (1.0% OF TOTAL INVESTMENTS)
        985    Affirmative Insurance Holdings Inc., Term Loan         7.984%         1/31/14              B1             881,421
      5,380    Conseco, Inc., Term Loan                               5.271%        10/10/13             Ba3           4,873,413
--------------------------------------------------------------------------------------------------------------------------------
      6,365    Total Insurance                                                                                         5,754,834
--------------------------------------------------------------------------------------------------------------------------------
               INTERNET SOFTWARE & SERVICES - 0.9% (0.5% OF TOTAL INVESTMENTS)
      3,887    Sabre, Inc., Term Loan                                 5.244%         9/30/14              B+           3,197,733
--------------------------------------------------------------------------------------------------------------------------------
               IT SERVICES - 4.4% (2.6% OF TOTAL INVESTMENTS)
        981    Attachmate, Term Loan                                  8.025%         4/13/13             BB-             936,733
      3,990    First Data Corporation, Term Loan B-2                  7.630%         9/24/14             BB-           3,609,288
        339    Infor Global Solutions Intermediate Holdings,          8.580%         7/28/12              B+             308,100
                Ltd., Delayed Term Loan
        649    Infor Global Solutions Intermediate Holdings,          8.580%         7/28/12              B+             595,392
                Ltd., Term Loan
     10,186    SunGard Data Systems, Inc., Term Loan B                6.898%         2/28/14              BB           9,465,232
--------------------------------------------------------------------------------------------------------------------------------
     16,145    Total IT Services                                                                                      14,914,745
--------------------------------------------------------------------------------------------------------------------------------
               LEISURE EQUIPMENT & PRODUCTS - 1.5% (0.9% OF TOTAL INVESTMENTS)
      5,468    Bombardier Recreational Products, Inc., Term           6.430%         6/28/13              B+           5,190,382
                Loan
--------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 1.5% (0.9% OF TOTAL INVESTMENTS)
        578    Navistar International Corporation, Synthetic          5.066%         1/19/12             BB-             524,815
                Letter of Credit
      1,589    Navistar International Corporation, Term Loan          6.501%         1/19/12             BB-           1,443,241
      1,975    Oshkosh Truck Corporation, Term Loan                   6.900%        12/06/13            BBB-           1,834,505
        279    Rexnord Corporation, Incremental Term Loan             7.401%         7/19/13             Ba2             267,848
        934    Rexnord Corporation, Term Loan                         6.427%         7/19/13             Ba2             898,607
--------------------------------------------------------------------------------------------------------------------------------
      5,355    Total Machinery                                                                                         4,969,016
--------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 28.6% (16.8% OF TOTAL INVESTMENTS)
      1,960    AMC Entertainment, Inc., Term Loan                     5.035%         1/28/13             Ba1           1,811,600
        995    CanWest Mediaworks LP, Term Loan                       7.081%         7/10/15             Ba1             960,175
      5,960    Cequel Communications LLC, Term Loan B                 6.668%        11/05/13             BB-           5,212,269
      3,000    Charter Communications Operating Holdings LLC,         7.343%         3/06/14              B+           2,315,000
                Holdco Term Loan
      7,800    Charter Communications Operating Holdings LLC,         5.260%         3/06/14              B+           6,828,748
                Term Loan

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)    RATINGS (3)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               MEDIA (continued)
 $      982    Cumulus Media, Inc., Term Loan                         6.230%         6/11/14             Ba3      $      883,560
      2,000    HIT Entertainment, Inc., Term Loan                    10.380%         2/26/13              B-           1,790,000
      3,900    HIT Entertainment, Inc., Term Loan B                   6.600%         3/20/12             Ba3           3,529,586
      4,950    Idearc, Inc., Term Loan                                6.830%        11/17/14            BBB-           4,524,750
      2,978    Metro-Goldwyn-Mayer Studios, Inc., Term Loan           8.108%         4/08/12             N/R           2,660,802
      3,925    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B         8.108%         4/08/12             N/R           3,507,579
     11,872    Neilsen Finance LLC, Term Loan                         6.964%         8/09/13             Ba3          11,005,076
      3,000    NextMedia Operating, Inc., Term Loan, Second           5.989%        11/15/12            CCC+           2,745,000
                Lien
      3,024    Philadelphia Newspapers, Term Loan A                  16.500%         6/29/12             N/R           2,555,597
      1,912    ProQuest Company, Term Loan B                          7.167%         2/09/14             N/R           1,830,421
      3,862    Regal Cinemas Corporation, Term Loan                   6.330%        10/27/13             Ba2           3,584,838
      4,089    SFX Entertainment, Inc., Term Loan                     7.580%         6/20/13             Ba3           3,966,395
     14,925    Tribune Company, Term Loan B                           7.910%         6/04/14             BB-          11,255,316
      3,733    Tribune Company, Term Loan X                           7.396%         6/04/09             BB-           3,496,502
        503    Univision Communications, Inc., Delayed Term           1.000%         9/29/14             Ba3             (88,035)
                Loan, (5) (6)
     14,497    Univision Communications, Inc., Term Loan              5.495%         9/29/14             Ba3          11,961,239
      2,000    Univision Communications, Inc., Term Loan,             5.771%         3/29/09              B3           1,893,750
                Second Lien
        427    Valassis Communications, Inc., Delayed Draw            1.000%         3/02/14              BB             (44,800)
                Term, (5) (6)
      1,362    Valassis Communications, Inc., Tranche B, Term         6.580%         3/02/14              BB           1,218,572
                Loan
      4,795    WMG Acquisition Corporation, Term Loan                 6.727%         2/28/11             Ba2           4,495,305
      4,025    Yell Group PLC, Term Loan                              5.271%        10/27/12             N/R           3,790,419
--------------------------------------------------------------------------------------------------------------------------------
    112,476    Total Media                                                                                            97,689,664
--------------------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 2.0% (1.1% OF TOTAL INVESTMENTS)
      2,522    Amsted Industries, Inc., Delayed Draw Term Loan        6.356%         4/08/13              BB           2,452,214
      3,468    Amsted Industries, Inc., Term Loan                     6.383%         4/08/13              BB           3,359,666
      1,000    John Maneely Company, Term Loan, WI/DD                    TBD             TBD              B+             859,286
--------------------------------------------------------------------------------------------------------------------------------
      6,990    Total Metals & Mining                                                                                   6,671,166
--------------------------------------------------------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS - 3.2% (1.9% OF TOTAL INVESTMENTS)
      4,000    Callon Petroleum, Term Loan                           10.960%         6/30/14             N/R           3,880,000
        575    Calumet Lubricants Company LP, Credit Linked           8.553%        12/17/14             BB-             548,851
                Deposit
      4,425    Calumet Lubricants Company LP, Term Loan               8.336%        12/17/14             BB-           4,226,149
        301    Coffeyville Resources LLC, Credit Linked Deposit       7.379%        12/28/10             BB-             288,198
        978    Coffeyville Resources LLC, Term Loan D                 7.479%        12/28/13             BB-             937,564
      1,000    Ram Energy Resources, Inc., Term Loan                 12.000%        11/29/12             N/R             995,000
--------------------------------------------------------------------------------------------------------------------------------
     11,279    Total Oil, Gas & Consumable Fuels                                                                      10,875,762
--------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 4.8% (2.8% OF TOTAL INVESTMENTS)
      7,840    Georgia-Pacific Corporation, Term Loan B               6.866%        12/21/12             BB+           7,256,900
      3,086    Georgia-Pacific Corporation, Term Loan B-2             6.836%        12/24/12             BB+           2,856,161
         90    Ply Gem Industries, Inc., Canadian Term Loan           7.580%         8/15/11             BB-              79,549
      2,870    Ply Gem Industries, Inc., Term Loan B3                 7.580%         8/15/11             BB-           2,543,035
      3,990    Wilton Products, Term Loan                             8.138%        11/16/14             N/R           3,710,700
--------------------------------------------------------------------------------------------------------------------------------
     17,876    Total Paper & Forest Products                                                                          16,446,345
--------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUST - 0.2% (0.1% OF TOTAL INVESTMENTS)
        893    LandSource Holding Company LLC, Term Loan              7.761%         2/27/13             N/R             696,924
--------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.1% (3.0% OF TOTAL INVESTMENTS)
      4,563    Capital Automotive LP, Term Loan                       6.390%        12/15/10             BB+           4,373,108
      9,500    LNR Property Corporation, Term Loan B                  7.630%         7/12/11              BB           8,787,500
      4,975    Realogy Corporation Delayed Draw Term Loan             7.505%        10/01/13             BB-           4,194,573
--------------------------------------------------------------------------------------------------------------------------------
     19,038    Total Real Estate Management & Development                                                             17,355,181
--------------------------------------------------------------------------------------------------------------------------------
               ROAD & RAIL - 4.8% (2.8% OF TOTAL INVESTMENTS)
        444    Hertz Corporation, Letter of Credit                    4.910%        12/21/12             BB+             425,880
      2,464    Hertz Corporation, Term Loan                           6.894%        12/21/12             BB+           2,361,166
     17,674    Swift Transportation Company, Inc., Term Loan          8.188%         5/10/14             BB-          13,714,253
--------------------------------------------------------------------------------------------------------------------------------
     20,582    Total Road & Rail                                                                                      16,501,299
--------------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 0.5% (0.3% OF TOTAL INVESTMENTS)
      1,980    Freescale Semiconductor, Inc., Term Loan               6.381%        11/29/13             Ba1           1,686,713
--------------------------------------------------------------------------------------------------------------------------------

         JRO
        Nuveen Floating Rate Income Opportunity Fund (continued)
        Portfolio of INVESTMENTS January 31, 2008 (Unaudited)

                                                                    WEIGHTED
   PRINCIPAL                                                         AVERAGE
AMOUNT (000)   DESCRIPTION (1)                                        COUPON      MATURITY (2)    RATINGS (3)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
               SOFTWARE - 2.9% (1.7% OF TOTAL INVESTMENTS)
 $    6,486    Dealer Computer Services, Inc., Term Loan              6.843%        10/26/12              BB      $    5,966,817
      4,000    Dealer Computer Services, Inc., Term Loan,            10.343%        10/26/13               B           3,840,000
                Second Lien
--------------------------------------------------------------------------------------------------------------------------------
     10,486    Total Software                                                                                          9,806,817
--------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL - 5.9% (3.5% OF TOTAL INVESTMENTS)
        483    Blockbuster, Inc., Tranche A, Term Loan                8.894%         8/20/09               B             454,741
      2,019    Blockbuster, Inc., Tranche B, Term Loan                9.212%         8/20/11               B           1,884,886
        970    Burlington Coat Factory Warehouse Corporation,         7.320%         5/28/13              B2             837,114
                Term Loan
      6,786    Michaels Stores, Inc., Term Loan                       7.583%        10/31/13               B           5,826,376
      1,975    Sally Holdings LLC, Term Loan                          7.520%        11/16/13             BB-           1,870,254
      7,000    TRU 2005 RE Holding Co I LLC, Term Loan                7.613%        12/08/08              B3           6,584,375
      2,985    TRU 2005 RE Holding Co I LLC, Term Loan                9.155%         7/19/12             BB-           2,830,845
--------------------------------------------------------------------------------------------------------------------------------
     22,218    Total Specialty Retail                                                                                 20,288,591
--------------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 1.8% (1.1% OF TOTAL INVESTMENTS)
      1,395    HBI Branded Apparel Limited, Inc., Term Loan           4.998%         9/05/13              BB           1,348,663
      1,000    HBI Branded Apparel Limited, Inc., Term Loan,          6.994%         3/05/14              BB             992,083
                Second Lien
      3,950    Visant Holding Corporation, Term Loan C                6.718%         7/29/10             Ba1           3,877,396
--------------------------------------------------------------------------------------------------------------------------------
      6,345    Total Textiles, Apparel & Luxury Goods                                                                  6,218,142
--------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      1,980    Ashtead Group Public Limited Company, Term Loan        6.688%         8/31/11             BB+           1,871,100
--------------------------------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES - 1.9% (1.1% OF TOTAL INVESTMENTS)
      7,000    Asurion Corporation, Term Loan                         7.878%         7/03/14             N/R           6,387,500
--------------------------------------------------------------------------------------------------------------------------------
 $  555,314    TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (COST $547,299,681)                                         499,600,236
================================================================================================================================

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON        MATURITY     RATINGS (3)              VALUE
-------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 15.7% (9.2% OF TOTAL INVESTMENTS)
               DIVERSIFIED TELECOMMUNICATION SERVICES - 3.3% (1.9% OF TOTAL INVESTMENTS)
 $    1,500    Intelsat Bermuda Limited, Floating Rate Note,          6.541%         1/15/15               B     $    1,507,500
                3.500% plus six-month LIBOR
     10,000    Qwest Corporation, Floating Rate Note, 3.250%          6.362%         6/15/13            BBB-          9,800,000
                plus three-month LIBOR
-------------------------------------------------------------------------------------------------------------------------------
     11,500    Total Diversified Telecommunication Services                                                          11,307,500
-------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES - 0.4% (0.2% OF TOTAL INVESTMENTS)
      1,500    Reable Therapeutics Financing Corporation             11.750%        11/15/14            CCC+          1,335,000
-------------------------------------------------------------------------------------------------------------------------------
               HEALTH CARE PROVIDERS & SERVICES - 0.9% (0.5% OF TOTAL INVESTMENTS)
      3,000    Community Health Systems, Inc.                         8.875%         7/15/15              B-          3,033,750
-------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 1.0% (0.6% OF TOTAL INVESTMENTS)
      4,000    Quapaw Tribe of Oklahoma Downstream Development       12.000%        10/15/15              B-          3,520,000
                Authority
-------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 4.4% (2.6% OF TOTAL INVESTMENTS)
     15,000    Cablevision Systems Corporation, Floating Rate         7.541%         4/01/09              B+         15,075,000
                Note, 4.500% plus six-month LIBOR, 144A
-------------------------------------------------------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      2,000    Baseline Oil & Gas Corporation                        12.500%        10/01/12            CCC+          1,850,000
-------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 0.6% (0.3% OF TOTAL INVESTMENTS)
      2,000    Verso Paper Holdings LLC, Series B                     9.125%         8/01/14              B+          1,950,000
-------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUST - 0.8% (0.5% OF TOTAL INVESTMENTS)
      3,000    Felcor Lodging LP, Floating Rate Note, 1.875%          4.916%        12/01/11             Ba3          2,865,000
                plus six-month LIBOR
-------------------------------------------------------------------------------------------------------------------------------
               SEMICONDUCTORS & EQUIPMENT - 3.0% (1.8% OF TOTAL INVESTMENTS)
      1,000    Avago Technologies Finance Pte. Ltd., Floating         8.612%         6/01/13             BB-          1,011,250
                Rate Note, 5.500% plus three-month LIBOR
     11,000    NXP BV, Floating Rate Note, 2.750% plus                5.862%        10/15/13             BB-          9,171,250
                three-month LIBOR
-------------------------------------------------------------------------------------------------------------------------------
     12,000    Total Semiconductors & Equipment                                                                      10,182,500
-------------------------------------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)   DESCRIPTION (1)                                        COUPON        MATURITY     RATINGS (3)              VALUE
-------------------------------------------------------------------------------------------------------------------------------
               SOFTWARE - 0.3% (0.2% OF TOTAL INVESTMENTS)
 $    1,000    Telcordia Technologies, Floating Rate Note, 3.75%      6.862%         7/15/12               B     $      855,000
                plus three-month LIBOR, 144A
-------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 0.5% (0.3% OF TOTAL INVESTMENTS)
      2,000    Penhall International Corporation                     12.000%         8/01/14              B-          1,670,000
-------------------------------------------------------------------------------------------------------------------------------
 $   57,000    TOTAL CORPORATE BONDS (COST $57,058,375)                                                              53,643,750
===============================================================================================================================

    SHARES   DESCRIPTION (1)                                                                                             VALUE
------------------------------------------------------------------------------------------------------------------------------
             WARRANTS - 0.2% (0.1% OF TOTAL INVESTMENTS)
    26,182   Reliant Energy Inc., Warrant Class A                                                               $      523,640
------------------------------------------------------------------------------------------------------------------------------
             TOTAL WARRANTS (COST $184,678)                                                                            523,640
             =================================================================================================================

   PRINCIPAL
AMOUNT (000)      DESCRIPTION (1)                                       COUPON          MATURITY                              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 8.2% (4.8% OF TOTAL INVESTMENTS)
 $   28,093       Repurchase Agreement with Fixed Income Clearing       1.550%           2/01/08                     $   28,092,964
                   Corporation, dated 1/31/08, repurchase price
                   $28,094,174, collateralized by $20,110,000 U.S.
                   Treasury Bonds, 8.000%, due 11/15/21, value
                   $28,656,750
 ==========       -----------------------------------------------------------------------------------------------------------------
                  TOTAL SHORT-TERM INVESTMENTS (COST $28,092,964)                                                        28,092,964
                  =================================================================================================================
                  TOTAL INVESTMENTS (COST $632,635,698) - 170.4%                                                        581,860,590
                  =================================================================================================================
                  OTHER ASSETS LESS LIABILITIES - (0.1)%                                                                   (302,704)
                  =================================================================================================================
                  PREFERRED SHARES, AT LIQUIDATION VALUE - (70.3)%                                                     (240,000,000)
                   (7)
                  =================================================================================================================
                  NET ASSETS APPLICABLE TO COMMON SHARES - 100%                                                      $  341,557,886
                  =================================================================================================================

        (1)      All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
        (2)      Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
        (3)      Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's
                 Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
        (4)      Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
                 Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
                 Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
        (5)      Position or portion of position represents an unfunded Senior Loan commitment outstanding at January 31, 2008.
        (6)      Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2008.
        (7)      Preferred Shares, at Liquidation Value as a percentage of total investments is (41.2)%.
        N/R      Not rated.
        DD1      Portion of investment purchased on a delayed delivery basis.
      WI/DD      Purchased on a when-issued or delayed delivery basis.
       144A      Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
        TBD      Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

                                 See accompanying notes to financial statements.

           Statement of

           ASSETS AND LIABILITIES

                                                January 31, 2008 (Unaudited)

                                                                                                 FLOATING RATE
                                                                    SENIOR     FLOATING RATE            INCOME
                                                                    INCOME            INCOME       OPPORTUNITY
                                                                     (NSL)             (JFR)             (JRO)
--------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $385,775,928, $974,600,110 and
  $604,542,734, respectively)                                 $346,325,432     $891,703,567      $553,767,626
Short-term investments (at cost, which approximates value)      31,907,813       84,342,012        28,092,964
Receivables:
  Interest                                                       3,264,037        8,457,076         5,506,032
  Investments sold                                                  43,448        5,743,050         3,849,589
Other assets                                                        92,195           54,636            43,147
--------------------------------------------------------------------------------------------------------------
     Total assets                                              381,632,925      990,300,341       591,259,358
--------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
  Borrowings                                                   103,000,000               --                --
  Investments purchased                                         10,641,867       14,211,250         6,320,000
Accrued expenses:
  Management fees                                                  234,583          423,611           268,527
  Interest on borrowings                                           531,204               --                --
  Other                                                            172,234          230,744           145,615
  Common share dividends payable                                 1,688,824        4,340,380         2,836,486
Preferred share dividends payable                                  187,017          117,149           130,844
--------------------------------------------------------------------------------------------------------------
     Total liabilities                                         116,455,729       19,323,134         9,701,472
--------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                          46,000,000      400,000,000       240,000,000
--------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $219,177,196     $570,977,207      $341,557,886
==============================================================================================================
Common shares outstanding                                       29,834,353       47,395,206        28,419,322
==============================================================================================================
Net asset value per Common share outstanding (net assets
  applicable to
  Common shares, divided by Common shares outstanding)        $       7.35     $      12.05      $      12.02
==============================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                       $    298,344     $    473,952      $    284,193
Paid-in surplus                                                283,099,960      668,749,285       400,814,445
Undistributed (Over-distribution of) net investment income       1,696,518          748,508           (64,132)
Accumulated net realized gain (loss) from investments          (26,467,130)     (16,097,995)       (8,701,512)
Net unrealized appreciation (depreciation) of investments      (39,450,496)     (82,896,543)      (50,775,108)
--------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                        $219,177,196     $570,977,207      $341,557,886
==============================================================================================================
Authorized shares:
  Common                                                         Unlimited        Unlimited         Unlimited
  Preferred                                                      Unlimited        Unlimited         Unlimited
==============================================================================================================

                                 See accompanying notes to financial statements.

           Statement of

           OPERATIONS

                                                Six Months Ended January 31,
                                                2008
                                                (Unaudited)

                                                                                                        FLOATING
                                                                                      FLOATING              RATE
                                                                       SENIOR             RATE            INCOME
                                                                       INCOME           INCOME       OPPORTUNITY
                                                                        (NSL)            (JFR)             (JRO)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                         $ 15,856,750     $ 41,239,545     $ 24,602,042
Dividends                                                             835,048           73,960               --
Fees                                                                  221,606          199,306          110,188
----------------------------------------------------------------------------------------------------------------
Total investment income                                            16,913,404       41,512,811       24,712,230
----------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                     1,615,144        4,195,901        2,546,859
Preferred shares - auction fees                                        57,973          504,110          302,467
Preferred shares - dividend disbursing agent fees                       3,012           11,803           11,322
Shareholders' servicing agent fees and expenses                         2,366              455              209
Interest expense on borrowings                                      2,985,193               --               --
Commitment fees                                                       165,254               --               --
Custodian's fees and expenses                                         116,285          203,535          121,642
Trustees' fees and expenses                                             4,878           10,842            8,595
Professional fees                                                      32,557           46,315           29,894
Shareholders' reports - printing and mailing expenses                  37,030           74,954           42,277
Stock exchange listing fees                                             5,392            8,540            5,130
Investor relations expense                                             35,613           54,928           32,341
Other expenses                                                          6,909           23,537           17,419
----------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
  reimbursement                                                     5,067,606        5,134,920        3,118,155
  Custodian fee credit                                                 (1,533)          (1,927)            (217)
  Expense reimbursement                                              (242,434)      (1,635,329)        (920,930)
----------------------------------------------------------------------------------------------------------------
Net expenses                                                        4,823,639        3,497,664        2,197,008
----------------------------------------------------------------------------------------------------------------
Net investment income                                              12,089,765       38,015,147       22,515,222
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                             131,171       (1,575,528)      (1,072,921)
Change in net unrealized appreciation (depreciation) of
  investments                                                     (19,781,949)     (46,489,823)     (29,164,675)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                           (19,650,778)     (48,065,351)     (30,237,596)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                         (1,241,096)     (10,568,160)      (6,408,425)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
  shares from operations                                         $ (8,802,109)    $(20,618,364)    $(14,130,799)
================================================================================================================

                                 See accompanying notes to financial statements.

           Statement of

           CHANGES in NET ASSETS (Unaudited)

                                                                          FLOATING RATE                     FLOATING RATE
                                       SENIOR INCOME (NSL)                 INCOME (JFR)               INCOME OPPORTUNITY (JRO)
                                  -----------------------------    ----------------------------     -----------------------------
                                    SIX MONTHS                       SIX MONTHS                       SIX MONTHS
                                         ENDED       YEAR ENDED           ENDED      YEAR ENDED            ENDED       YEAR ENDED
                                       1/31/08          7/31/07         1/31/08         7/31/07          1/31/08          7/31/07
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 12,089,765     $ 23,374,411    $ 38,015,147    $ 73,659,286     $ 22,515,222    $ 45,980,521
Net realized gain (loss) from
  investments                          131,171         (350,432)     (1,575,528)     (2,130,195)      (1,072,921)        502,052
Change in net unrealized
  appreciation (depreciation) of
  investments                      (19,781,949)      (9,321,958)    (46,489,823)    (35,146,735)     (29,164,675)    (22,948,051)
Distributions to Preferred
  Shareholders from net
  investment income                 (1,241,096)      (2,350,335)    (10,568,160)    (20,147,989)      (6,408,425)    (12,097,865)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets applicable to Common
  shares from operations            (8,802,109)      11,351,686     (20,618,364)     16,234,367      (14,130,799)     11,436,657
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON
  SHAREHOLDERS
From net investment income         (10,800,035)     (21,051,832)    (28,247,543)    (55,429,281)     (17,676,818)    (34,580,106)
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
  applicable to Common shares
  from distributions to Common
  shareholders                     (10,800,035)     (21,051,832)    (28,247,543)    (55,429,281)     (17,676,818)    (34,580,106)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
  issued to shareholders due to
  reinvestment of distributions             --          208,550              --       1,521,407               --         314,446
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets applicable to Common
  shares from capital share
  transactions                              --          208,550              --       1,521,407               --         314,446
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets applicable to Common
  shares                           (19,602,144)      (9,491,596)    (48,865,907)    (37,673,507)     (31,807,617)    (22,829,003)
Net assets applicable to Common
  shares at the beginning of
  period                           238,779,340      248,270,936     619,843,114     657,516,621      373,365,503     396,194,506
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
  shares at the end of period     $219,177,196     $238,779,340    $570,977,207    $619,843,114     $341,557,886    $373,365,503
=================================================================================================================================
Undistributed (Over-distribution
  of) net investment income at
  the end of period               $  1,696,518     $  1,647,884    $    748,508    $  1,549,064     $    (64,132)   $  1,505,889
=================================================================================================================================

                                 See accompanying notes to financial statements.

           Statement of

           CASH FLOWS

                                                Six Months Ended January 31,
                                                2008
                                                (Unaudited)

                                                                                             FLOATING RATE
                                                                    SENIOR   FLOATING RATE          INCOME
                                                                    INCOME          INCOME     OPPORTUNITY
                                                                     (NSL)           (JFR)           (JRO)
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM OPERATIONS                                      $ (8,802,109)  $ (20,618,364)  $(14,130,799)
Adjustments to reconcile the net increase (decrease) in net
  assets applicable to Common shares from operations
  to net cash provided by (used in) operating activities:
  Purchases of investments                                     (83,304,080)   (182,377,198)  (114,163,152)
  Proceeds from sales of investments                            95,060,494     257,115,459    126,540,249
  Proceeds from (Purchases of) short-term investments, net     (21,700,862)    (80,220,196)    (5,002,859)
  Amortization/(Accretion) of premiums and discounts, net          (82,764)        123,284        108,501
  (Increase) Decrease in receivable for interest                   238,042         554,865        452,080
  (Increase) Decrease in receivable for investments sold         2,613,355       6,857,330     (3,699,628)
  (Increase) Decrease in other assets                                6,652          10,296        (12,261)
  Increase (Decrease) in payable for investments purchased       8,482,896         718,365     (2,632,931)
  Increase (Decrease) in accrued management fees                     3,274         (20,654)       (14,302)
  Increase (Decrease) in accrued interest on borrowings             56,866              --             --
  Increase (Decrease) in accrued other liabilities                 (29,365)        (51,189)       (28,742)
  Increase (Decrease) in Preferred share dividends payable         108,373        (107,800)        40,329
  Net realized (gain) loss from investments                       (131,171)      1,575,528      1,072,921
  Net realized (gain) loss from paydowns                        (1,400,832)     (1,675,482)        69,268
  Change in net unrealized (appreciation) depreciation of
  investments                                                   19,781,949      46,489,823     29,164,675
  Taxes paid on undistributed capital gains                             --          (2,987)            --
----------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) operating activities           10,900,718      28,371,080     17,763,349
----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid to Common shareholders                 (10,900,718)    (28,371,080)   (17,735,849)
----------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) financing activities          (10,900,718)    (28,371,080)   (17,735,849)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                         --              --         27,500
Cash at the beginning of period                                         --              --        (27,500)
----------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                     $         --   $          --   $         --
==========================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid by Senior Income (NSL) for interest on borrowings during the six months ended January 31, 2008, was $2,928,327.
                                 See accompanying notes to financial statements.

   Notes to

   FINANCIAL STATEMENTS (Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of senior loans, bonds and other securities in the Funds' investment portfolios, other than subordinated loans issued by middle market companies, are generally provided by one or more independent pricing services approved by the Funds' Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for certain of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony Asset Management, LLC ("Symphony"), an indirect wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen, will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services' value, of such loans. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. Short-term investments are valued at amortized cost, which approximates market value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2008, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding when-issued/delayed delivery purchase commitments of $10,415,000, $8,646,250 and $2,610,000, respectively.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any, on senior and subordinated loans. Fee income, if any, consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Effective January 31, 2008, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e. greater than 50-percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Implementation of FIN 48 required management of the Funds to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for examination by taxing authorities (i.e. the last four tax year ends and the interim tax period since then). The Funds have no examinations in progress.

For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds has reviewed all tax positions taken or expected to be taken in the preparation of the Funds' tax returns and concluded the adoption of FIN 48 resulted in no impact to the Funds' net assets or results of operations as of and during the six months ended January 31, 2008.

The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Each Fund declares monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Preferred Shares

Senior Income (NSL) has issued and outstanding 1,840 shares of Series TH, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. Senior Income
(NSL) has also effected financial leverage by borrowing, as described in Footnote 8 -- Borrowings.

Floating Rate Income (JFR) has issued and outstanding 4,000 shares of each Series M, T, W and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Floating Rate Income Opportunity (JRO) issued 3,200 shares of each Series M, TH and F, FundPreferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

   Notes to
   FINANCIAL STATEMENTS (Unaudited) (continued)

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted account principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                                                                      FLOATING RATE INCOME
                                         SENIOR INCOME (NSL)        FLOATING RATE INCOME (JFR)          OPPORTUNITY (JRO)
                                      --------------------------   ----------------------------    ---------------------------
                                      SIX MONTHS            YEAR     SIX MONTHS            YEAR      SIX MONTHS           YEAR
                                           ENDED           ENDED          ENDED           ENDED           ENDED          ENDED
                                         1/31/08         7/31/07        1/31/08         7/31/07         1/31/08        7/31/07
------------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of
  distributions                              --           24,436             --         108,286              --         22,271
------------------------------------------------------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2008, were as follows:

                                                                                                                   FLOATING
                                                                                               FLOATING                RATE
                                                                             SENIOR                RATE              INCOME
                                                                             INCOME              INCOME         OPPORTUNITY
                                                                              (NSL)               (JFR)               (JRO)
---------------------------------------------------------------------------------------------------------------------------
Purchases                                                              $83,304,080        $182,377,198         $114,163,152
Sales and maturities                                                    95,060,494         257,115,459          126,540,249
---------------------------------------------------------------------------------------------------------------------------

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2008, the cost of investments was as follows:

                                                                                                                   FLOATING
                                                                                               FLOATING                RATE
                                                                             SENIOR                RATE              INCOME
                                                                             INCOME              INCOME         OPPORTUNITY
                                                                              (NSL)               (JFR)               (JRO)
---------------------------------------------------------------------------------------------------------------------------
Cost of investments                                                   $417,707,937       $1,060,000,772        $633,298,116
---------------------------------------------------------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

                                                                                                                   FLOATING
                                                                                               FLOATING                RATE
                                                                             SENIOR                RATE              INCOME
                                                                             INCOME              INCOME         OPPORTUNITY
                                                                              (NSL)               (JFR)               (JRO)
---------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                                       $     554,616       $     759,465       $      635,520
  Depreciation                                                         (40,029,308)        (84,714,658)         (52,073,046)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments            $ (39,474,692)      $ (83,955,193)      $  (51,437,526)
---------------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2007, the Funds' last tax year end, were as follows:

                                                                                                                   FLOATING
                                                                                               FLOATING                RATE
                                                                             SENIOR                RATE              INCOME
                                                                             INCOME              INCOME         OPPORTUNITY
                                                                              (NSL)               (JFR)               (JRO)
---------------------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                     $3,561,339          $7,624,587           $5,142,957
Undistributed net long-term capital gains                                       --                  --                   --
---------------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 2, 2007, paid on August 1, 2007.

The tax character of distributions paid during the Funds' last tax year ended July 31, 2007, was designated for purposes of the dividends paid deduction as follows:

                                                                                                                   FLOATING
                                                                                               FLOATING                RATE
                                                                             SENIOR                RATE              INCOME
                                                                             INCOME              INCOME         OPPORTUNITY
                                                                              (NSL)               (JFR)               (JRO)
---------------------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *                               $23,156,268         $75,094,286          $46,438,342
Distributions from net long-term capital gains                                  --                  --                   --
---------------------------------------------------------------------------------------------------------------------------

* Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At July 31, 2007, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                                   FLOATING
                                                                                               FLOATING                RATE
                                                                             SENIOR                RATE              INCOME
                                                                             INCOME              INCOME         OPPORTUNITY
                                                                              (NSL)               (JFR)               (JRO)
---------------------------------------------------------------------------------------------------------------------------
Expiration year:
  2010                                                                 $14,867,781          $       --            $      --
  2011                                                                  10,704,255                  --                   --
  2012                                                                          --                  --                   --
  2013                                                                          --             819,145               30,377
  2014                                                                          --           2,934,270            2,151,577
  2015                                                                   1,002,070           9,492,118            5,017,841
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $26,574,106         $13,245,533           $7,199,795
---------------------------------------------------------------------------------------------------------------------------

   Notes to
   FINANCIAL STATEMENTS (Unaudited) (continued)

The following Funds elected to defer net realized losses from investments incurred from November 1, 2006 through July 31, 2007 ("post-October losses") in accordance with federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year.

                                                                                            FLOATING
                                                                        FLOATING                RATE
                                                                            RATE              INCOME
                                                                          INCOME         OPPORTUNITY
                                                                           (JFR)               (JRO)
----------------------------------------------------------------------------------------------------
                                                                     $1,223,128             $428,465
----------------------------------------------------------------------------------------------------

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

                                                                                              SENIOR INCOME (NSL)
AVERAGE DAILY MANAGED ASSETS                                                                  FUND-LEVEL FEE RATE
-----------------------------------------------------------------------------------------------------------------
For the first $1 billion                                                                                    .6500%
For the next $1 billion                                                                                     .6375
For the next $3 billion                                                                                     .6250
For the next $5 billion                                                                                     .6000
For Managed Assets over $10 billion                                                                         .5750
-----------------------------------------------------------------------------------------------------------------

                                                                                              FLOATING RATE INCOME (JFR)
                                                                                  FLOATING RATE INCOME OPPORTUNITY (JRO)
AVERAGE DAILY MANAGED ASSETS                                                                         FUND-LEVEL FEE RATE
------------------------------------------------------------------------------------------------------------------------
For the first $500 million                                                                                        .6500%
For the next $500 million                                                                                         .6250
For the next $500 million                                                                                         .6000
For the next $500 million                                                                                         .5750
For Managed Assets over $2 billion                                                                                .5500
------------------------------------------------------------------------------------------------------------------------

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of January 31, 2008, the complex-level fee was .1847%.

Effective August 20, 2007, the complex-level fee schedule is as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)                      EFFECTIVE RATE AT BREAKPOINT LEVEL
------------------------------------------------------------------------------------------------
$55 billion                                                                              .2000%
$56 billion                                                                              .1996
$57 billion                                                                              .1989
$60 billion                                                                              .1961
$63 billion                                                                              .1931
$66 billion                                                                              .1900
$71 billion                                                                              .1851
$76 billion                                                                              .1806
$80 billion                                                                              .1773
$91 billion                                                                              .1691
$125 billion                                                                             .1599
$200 billion                                                                             .1505
$250 billion                                                                             .1469
$300 billion                                                                             .1445
------------------------------------------------------------------------------------------------

Prior to August 20, 2007, the complex-level fee schedule was as follows:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL (1)                      EFFECTIVE RATE AT BREAKPOINT LEVEL
------------------------------------------------------------------------------------------------
$55 billion                                                                              .2000%
$56 billion                                                                              .1996
$57 billion                                                                              .1989
$60 billion                                                                              .1961
$63 billion                                                                              .1931
$66 billion                                                                              .1900
$71 billion                                                                              .1851
$76 billion                                                                              .1806
$80 billion                                                                              .1773
$91 billion                                                                              .1698
$125 billion                                                                             .1617
$200 billion                                                                             .1536
$250 billion                                                                             .1509
$300 billion                                                                             .1490
------------------------------------------------------------------------------------------------

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony under which Symphony manages the investment portfolios of the Funds. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Senior Income's (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                    YEAR ENDING
OCTOBER 31,                                                    OCTOBER 31,
-----------------------------------------------------------------------------------------------------
1999 *                            .45%                         2005                               .35%
2000                              .45                          2006                               .25
2001                              .45                          2007                               .15
2002                              .45                          2008                               .10
2003                              .45                          2009                               .05
2004                              .45
-----------------------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Senior Income (NSL) for any portion of its fees and expenses beyond October 31, 2009.

For the first eight years of Floating Rate Income's (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                    YEAR ENDING
MARCH 31,                                                      MARCH 31,
-----------------------------------------------------------------------------------------------------
2004 *                            .32%                         2009                               .32%
2005                              .32                          2010                               .24
2006                              .32                          2011                               .16
2007                              .32                          2012                               .08
2008                              .32
-----------------------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

   Notes to
   FINANCIAL STATEMENTS (Unaudited) (continued)

For the first eight years of Floating Rate Income Opportunity's (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                                    YEAR ENDING
JULY 31,                                                       JULY 31,
-----------------------------------------------------------------------------------------------------
2004 *                            .30%                         2009                               .30%
2005                              .30                          2010                               .22
2006                              .30                          2011                               .14
2007                              .30                          2012                               .07
2008                              .30
-----------------------------------------------------------------------------------------------------

* From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with Windy City Investments, Inc. ("Windy City"), a corporation formed by investors led by Madison Dearborn Partners, LLC ("Madison Dearborn"), pursuant to which Windy City would acquire Nuveen Investments. Madison Dearborn is a private equity investment firm based in Chicago, Illinois. The merger was consummated on November 13, 2007.

The consummation of the merger was deemed to be an "assignment" (as that term is defined in the Investment Company Act of 1940) of the investment management agreement between each Fund and the Adviser and, if applicable, the sub-advisory agreement between the Adviser and the sub-adviser of the Funds, and resulted in the automatic termination of each such agreement. The Board of Trustees of each Fund considered and approved a new investment management agreement with the Adviser, and, if applicable, a new sub-advisory agreement between the Adviser and the sub-adviser on the same terms as the previous agreements. Each new ongoing investment management agreement and sub-advisory agreement, if applicable, was approved by the shareholders of each Fund and took effect on November 13, 2007.

The investors led by Madison Dearborn includes an affiliate of Merrill Lynch. As a result, Merrill Lynch is an indirect "affiliated person" (as that term is defined in the Investment Company Act of 1940) of each Fund. Certain conflicts of interest may arise as a result of such indirect affiliation. For example, the Funds are generally prohibited from entering into principal transactions with Merrill Lynch and its affiliates. The Adviser does not believe that any such prohibitions or limitations as a result of Merrill Lynch's affiliation will significantly impact the ability of the Funds to pursue their investment objectives and policies.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commit-ments. Each Fund will maintain with the custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2008, Senior Income (NSL), Floating Rate Income
(JFR) and Floating Rate Income Opportunity (JRO) had unfunded senior loan commitments of $2,721,275, $8,524,588 and $5,111,172, respectively.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

With respect to the senior loans held in each Fund's portfolio, the Funds may:
1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower. At January 31, 2008, there were no such outstanding participation commitments in any of the Funds.

8. BORROWINGS

In accordance with Senior Income's (NSL) current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

Senior Income (NSL) has entered into a commercial paper program ($110 million maximum) with Bank One's (currently JPMorgan) conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper, uses the proceeds to makes advances to Senior Income (NSL) and to many other borrowers who comprise Falcon's total borrowing base. For the six months ended January 31, 2008, the average daily balance of borrowings under the commercial paper program agreement was $103 million. The interest expense and program usage fees incurred on borrowings is recognized as "Interest expense on borrowings" in the Statement of Operations. The average annualized interest rate for funding and program usage fees on such borrowings for the six months ended January 31, 2007, was 5.75%.

Senior Income (NSL) has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged to a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the six months ended January 31, 2008.

9. NEW ACCOUNTING PRONOUNCEMENT

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

10. SUBSEQUENT EVENTS

Auction Rate Preferred Markets

During February 2008, regularly scheduled auctions for the Preferred shares issued by the Funds began attracting more shares for sale than offers to buy. This meant that these auctions "failed to clear," and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the "maximum rate" calculated in accordance with the pre-established terms of the Preferred stock.

These developments generally do not affect the management or investment policies of the Funds. However, one implication of these auction failures for Common shareholders is that the Funds' cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the Funds' future Common share earnings may be lower than they otherwise would have been.

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their net investment income which was paid on March 3, 2008, to shareholders of record on February 15, 2008, as follows:

                                                                                                                   FLOATING
                                                                                               FLOATING                RATE
                                                                             SENIOR                RATE              INCOME
                                                                             INCOME              INCOME         OPPORTUNITY
                                                                              (NSL)               (JFR)               (JRO)
---------------------------------------------------------------------------------------------------------------------------
Dividend per share                                                           $.0580              $.0970              $.1020
---------------------------------------------------------------------------------------------------------------------------

           Financial

           HIGHLIGHTS (Unaudited)
      Selected data for a Common share outstanding throughout each period:

                                                                       Investment Operations
                                                  ----------------------------------------------------------------
                                                                             Distributions
                                                                                  from Net   Distributions
                                      Beginning                                 Investment    from Capital
                                         Common                        Net       Income to        Gains to
                                          Share          Net     Realized/       Preferred       Preferred
                                      Net Asset   Investment    Unrealized          Share-          Share-
                                          Value    Income(a)   Gain (Loss)        holders+        holders+   Total
------------------------------------------------------------------------------------------------------------------
SENIOR INCOME (NSL)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(e)                                   $8.00         $.41         $(.66)          $(.04)           $ --   $(.29)
2007                                       8.33          .79          (.33)           (.08)             --     .38
2006                                       8.48          .69          (.15)           (.07)             --     .47
2005                                       8.44          .66            --            (.04)             --     .62
2004                                       7.84          .64           .50            (.02)             --    1.12
2003                                       7.38          .60           .41            (.02)             --     .99
FLOATING RATE INCOME (JFR)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(e)                                   13.08          .80         (1.01)           (.22)             --    (.43)
2007                                      13.90         1.56          (.78)           (.43)             --     .35
2006                                      14.11         1.31          (.18)           (.35)             --     .78
2005                                      14.07         1.00           .10            (.20)             --     .90
2004(b)                                   14.33          .14           .04            (.02)             --     .16
FLOATING RATE INCOME OPPORTUNITY
  (JRO)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(e)                                   13.14          .79         (1.06)           (.23)             --    (.50)
2007                                      13.95         1.62          (.78)           (.43)             --     .41
2006                                      14.08         1.38          (.13)           (.35)             --     .90
2005                                      14.30          .80           .19            (.19)             --     .80
2004(c)                                   14.33           --            --              --              --      --
------------------------------------------------------------------------------------------------------------------

                                            Less Distributions
                                      ------------------------------

                                             Net                           Offering
                                      Investment    Capital               Costs and      Ending
                                       Income to   Gains to               Preferred      Common
                                          Common     Common                   Share       Share    Ending
                                          Share-     Share-            Underwriting   Net Asset    Market
                                         holders    holders    Total      Discounts       Value     Value
-----------------------------------------------------------------------------------------------------------------
SENIOR INCOME (NSL)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(e)                                    $(.36)     $ --     $(.36)          $ --       $7.35   $  7.15
2007                                        (.71)       --      (.71)            --        8.00      8.08
2006                                        (.62)       --      (.62)            --        8.33      8.15
2005                                        (.58)       --      (.58)            --        8.48      8.97
2004                                        (.52)       --      (.52)            --        8.44      9.91
2003                                        (.53)       --      (.53)            --        7.84      8.43
FLOATING RATE INCOME (JFR)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(e)                                     (.60)       --      (.60)            --       12.05     11.24
2007                                       (1.17)       --     (1.17)            --       13.08     12.88
2006                                        (.99)       --      (.99)            --       13.90     13.15
2005                                        (.86)       --      (.86)            --       14.11     13.69
2004(b)                                     (.21)       --      (.21)          (.21)      14.07     14.85
FLOATING RATE INCOME OPPORTUNITY
  (JRO)
------------------------------------------------------------------------------------------------------------------
Year Ended 7/31:
2008(e)                                     (.62)       --      (.62)            --       12.02     11.39
2007                                       (1.22)       --     (1.22)            --       13.14     13.05
2006                                       (1.03)       --     (1.03)            --       13.95     13.30
2005                                        (.84)       --      (.84)          (.18)      14.08     13.41
2004(c)                                       --        --        --           (.03)      14.30     15.01
------------------------------------------------------------------------------------------------------------------

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

     Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
*** After custodian fee credit, expense reimbursement from the Adviser and legal fee refund, where applicable.
+    The amounts shown are based on Common share equivalents.
++   - Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     - Income ratios reflect income earned on assets attributable to Preferred shares and borrowings, where applicable.
     - With respect to Senior Income (NSL), each ratio includes the effect of the interest expense paid on borrowings as follows:

                                            Ratio of Interest Expense to Average
                                            Net Assets Applicable to Common Share
                                            -------------------------------------
        SENIOR INCOME (NSL)
        Year Ended 7/31:
        2008(e)                                                           2.51%
        2007                                                              2.22
        2006                                                              1.85
        2005                                                              1.00
        2004                                                               .48
        2003                                                               .74

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) For the period March 25, 2004 (commencement of operations) through July 31, 2004.
(c) For the period July 27, 2004 (commencement of operations) through July 31, 2004.
(d)   Unaudited.
(e)   For the six months ended January 31, 2008.

                                                         Ratios/Supplemental Data
                         -----------------------------------------------------------------------------------------
                                            Ratios to Average Net           Ratios to Average Net
                                            Assets Applicable to            Assets Applicable to
                                            Common Shares Before             Common Shares After
       Total Returns                     Credit/Reimbursement/Refund   Credit/Reimbursement/Refund***
     -----------------                   ---------------------------   -------------------------------
                 Based
                    on
                Common      Ending Net
       Based     Share          Assets
          on       Net   Applicable to                           Net                               Net   Portfolio
      Market     Asset          Common                    Investment                        Investment    Turnover
     Value**   Value**    Shares (000)     Expenses++       Income++       Expenses++         Income++        Rate
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
       (7.13)%  (3.81)%      $219,177           4.26%*         9.96%*          4.05%*          10.16%*         23%
        7.79     4.39         238,779           3.88           8.99            3.59             9.27           80
       (1.87)    5.78         248,271           3.52           7.74            3.08             8.18           55
       (3.40)    7.53         252,598           2.70           7.21            2.10             7.80          100
       24.50    14.61         251,278           2.23           7.10            1.50             7.83           91
       25.93    14.25         233,220           2.66           7.57            1.90             8.33           80
------------------------------------------------------------------------------------------------------------------
       (8.30)   (3.54)        570,977           1.65*         11.71*           1.13*           12.24*          19
        6.69     2.33         619,843           1.59          10.63            1.08            11.14           81
        3.70     5.72         657,517           1.61           8.83            1.10             9.34           50
       (1.99)    6.56         667,194           1.60           6.56            1.09             7.07           74
         .40     (.39)        663,609           1.37*          2.46*            .93*            2.90*          14
------------------------------------------------------------------------------------------------------------------
       (8.12)   (4.03)        341,558           1.67*         11.56*           1.18*           12.06*          20
        7.13     2.73         373,366           1.61          11.06            1.13            11.54           81
        7.32     6.60         396,195           1.63           9.36            1.15             9.84           50
       (5.13)    4.47         399,792           1.53           5.25            1.08             5.70           58
         .07     (.21)        383,212           1.28*         (.01)*            .98*             .29*          --
------------------------------------------------------------------------------------------------------------------


        Preferred Stock at End of Period      Borrowings at End of Period
     --------------------------------------   ---------------------------

       Aggregate   Liquidation                    Aggregate         Asset
          Amount    and Market        Asset          Amount      Coverage
     Outstanding     Value Per     Coverage     Outstanding           Per
           (000)         Share    Per Share           (000)        $1,000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
         $46,000      $25,000     $144,118        $103,000        $3,575
          46,000       25,000      154,771         103,000         3,765
          46,000       25,000      159,930         103,000         3,857
          46,000       25,000      162,281         103,000         3,899
          46,000       25,000      161,564         103,000         3,886
          46,000(d)     25,000(d)   151,750(d)      103,000(d)      3,711(d)
------------------------------------------------------------------------------------------------------------------
         400,000       25,000       60,686              --            --
         400,000       25,000       63,740              --            --
         400,000       25,000       66,095              --            --
         400,000       25,000       66,700              --            --
         400,000       25,000       66,476              --            --
------------------------------------------------------------------------------------------------------------------
         240,000       25,000       60,579              --            --
         240,000       25,000       63,892              --            --
         240,000       25,000       66,270              --            --
         240,000       25,000       66,645              --            --
              --           --           --              --            --
------------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

Reinvest Automatically
   EASILY and CONVENIENTLY

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
TERMS USED in this REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

Net Asset Value (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

                                                                        NOTES

                                                                        NOTES

   OTHER USEFUL INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2007, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Board of Trustees
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

The Fund intends to repurchase shares of its own common and preferred stock in the future at such times and in such amounts as is deemed advisable. No common or preferred shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments:
-----------------------------------------------------------------------
SERVING INVESTORS FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients' different needs. Managing $164 billion in assets, as of December 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; Symphony, a leading institutional manager of market-neutral alternative investment portfolios; Santa Barbara, a leader in growth equities; and Tradewinds, a leader in global equities.

Find out how we can help you reach your financial goals.
To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
                                                                     ESA-C-0108D

Learn more about Nuveen Funds at:   WWW.NUVEEN.COM/CEF

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
ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Floating Rate Income Opportunity Fund
              --------------------------------------------

By (Signature and Title)*   /s/ Kevin J. McCarthy
                            ---------------------------------------
                            Kevin J. McCarthy
                            Vice President and Secretary

Date: April 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gifford R. Zimmerman
                            ---------------------------------------
                            Gifford R. Zimmerman
                            Chief Administrative Officer
                            (principal executive officer)

Date: April 9, 2008

By (Signature and Title)*   /s/ Stephen D. Foy
                            ---------------------------------------
                            Stephen D. Foy
                            Vice President and Controller
                            (principal financial officer)

Date: April 9, 2008

* Print the name and title of each signing officer under his or her signature.